UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Treasury Only Money Market Fund Fidelity® Treasury Only Money Market Fund : FDLXX

This annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Only Money Market Fund	$ 43	0.42%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$16,940,567,988
Number of Holdings	57
Total Advisory Fee	$61,283,591
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	19.9
8-30	17.9
31-60	24.1
61-90	21.0
91-180	16.4
>180	1.6

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 100.9
Net Other Assets (Liabilities) - (0.9)%

How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913251.101    415-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Series Treasury Bill Index Fund Fidelity® Series Treasury Bill Index Fund : FHQFX

This annual shareholder report contains information about Fidelity® Series Treasury Bill Index Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Treasury Bill Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a solid gain for the 12 months ending April 30, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive starting yields, a resilient economy and three policy interest-rate cuts by the Federal Reserve in the second half of 2025.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through April 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Treasury Bill Index Fund	4.02%	3.44%	2.76%
Bloomberg U.S. 3-6 Month Treasury Bill Index	4.09%	3.44%	2.77%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.96%
A   From August 17, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,030,384,119
Number of Holdings	23
Total Advisory Fee	$0
Portfolio Turnover	0%
What did the Fund invest in?
(as of April 30, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	99.2

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	99.2
99.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913291.101    3224-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Money Market Fund Fidelity® Money Market Fund : SPRXX

This annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Money Market Fund	$ 43	0.42%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$134,691,553,806
Number of Holdings	266
Total Advisory Fee	$337,385,430
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	53.8
8-30	7.9
31-60	12.1
61-90	15.0
91-180	12.9
>180	0.6

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 50.9
U.S. Treasury Obligations - 32.6
Commercial Paper - 8.4
Time Deposits - 5.6
Certificates of Deposit - 4.8
Net Other Assets (Liabilities) - (2.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913253.101    454-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Money Market Fund Fidelity® Money Market Fund Premium Class : FZDXX

This annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 31	0.30%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$134,691,553,806
Number of Holdings	266
Total Advisory Fee	$337,385,430
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	53.8
8-30	7.9
31-60	12.1
61-90	15.0
91-180	12.9
>180	0.6

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 50.9
U.S. Treasury Obligations - 32.6
Commercial Paper - 8.4
Time Deposits - 5.6
Certificates of Deposit - 4.8
Net Other Assets (Liabilities) - (2.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913252.101    2738-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund : SPAXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Money Market Fund	$ 43	0.42%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	62.9
8-30	7.9
31-60	5.3
61-90	7.6
91-180	10.4
>180	7.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 41.0
U.S. Government Agency - Debt - 31.6
U.S. Treasury Obligations - 28.6
Net Other Assets (Liabilities) - (1.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913265.101    458-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Premium Class : FZCXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 33	0.32%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	62.9
8-30	7.9
31-60	5.3
61-90	7.6
91-180	10.4
>180	7.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 41.0
U.S. Government Agency - Debt - 31.6
U.S. Treasury Obligations - 28.6
Net Other Assets (Liabilities) - (1.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913262.101    2741-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Daily Money Class : FZBXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 71	0.70%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	62.9
8-30	7.9
31-60	5.3
61-90	7.6
91-180	10.4
>180	7.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 41.0
U.S. Government Agency - Debt - 31.6
U.S. Treasury Obligations - 28.6
Net Other Assets (Liabilities) - (1.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913261.101    2740-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Class S : FZSXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$ 43	0.42%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	62.9
8-30	7.9
31-60	5.3
61-90	7.6
91-180	10.4
>180	7.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 41.0
U.S. Government Agency - Debt - 31.6
U.S. Treasury Obligations - 28.6
Net Other Assets (Liabilities) - (1.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913266.101    6461-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Class K6 : FNBXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	62.9
8-30	7.9
31-60	5.3
61-90	7.6
91-180	10.4
>180	7.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 41.0
U.S. Government Agency - Debt - 31.6
U.S. Treasury Obligations - 28.6
Net Other Assets (Liabilities) - (1.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913264.101    3067-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Capital Reserves Class : FZAXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 97	0.95%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	62.9
8-30	7.9
31-60	5.3
61-90	7.6
91-180	10.4
>180	7.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 41.0
U.S. Government Agency - Debt - 31.6
U.S. Treasury Obligations - 28.6
Net Other Assets (Liabilities) - (1.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913260.101    2739-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Advisor M Class : FZGXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor M Class	$ 71	0.70%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	62.9
8-30	7.9
31-60	5.3
61-90	7.6
91-180	10.4
>180	7.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 41.0
U.S. Government Agency - Debt - 31.6
U.S. Treasury Obligations - 28.6
Net Other Assets (Liabilities) - (1.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913263.101    3018-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Government Money Market Fund Fidelity Flex® Government Money Market Fund : FLGXX

This annual shareholder report contains information about Fidelity Flex® Government Money Market Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$221,277,787
Number of Holdings	173
Total Advisory Fee	$0
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	59.4
8-30	8.2
31-60	5.5
61-90	7.1
91-180	15.2
>180	4.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 38.3
U.S. Government Agency - Debt - 33.8
U.S. Treasury Obligations - 27.4
Net Other Assets (Liabilities) - 0.5

How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913285.101    2897-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Treasury Digital Fund Fidelity® Treasury Digital Fund Liquidity : FYHXX

This annual shareholder report contains information about Fidelity® Treasury Digital Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquidity	$ 19	0.18%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$171,679,853
Number of Holdings	17
Total Advisory Fee	$621,595
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	10.5
8-30	24.2
31-60	38.5
61-90	31.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 104.7
Net Other Assets (Liabilities) - (4.7)%

How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917094.101    8398-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Treasury Only Money Market Fund Fidelity® Treasury Only Money Market Fund Class OUS : FYIXX

This annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 800-544-0275 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class OUS	$ 38	0.37%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$16,940,567,988
Number of Holdings	57
Total Advisory Fee	$61,283,591
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	19.9
8-30	17.9
31-60	24.1
61-90	21.0
91-180	16.4
>180	1.6

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 100.9
Net Other Assets (Liabilities) - (0.9)%

How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 800-544-0275  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918350.101    9003-TSRA-0626

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Treasury Digital Fund Fidelity® Treasury Digital Fund OnChain : FYOXX

This annual shareholder report contains information about Fidelity® Treasury Digital Fund for the period August 4, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OnChain A	$ 15	0.20%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$171,679,853
Number of Holdings	17
Total Advisory Fee	$621,595
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	10.5
8-30	24.2
31-60	38.5
61-90	31.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 104.7
Net Other Assets (Liabilities) - (4.7)%

How has the Fund changed?

This is a summary of certain changes to the Fund since August 4, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919694.100    9053-TSRA-0626

Item 2.

Code of Ethics

As of the end of the period, April 30, 2026, Fidelity Hereford Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Treasury Bill Index Fund (the “Fund”):

Services Billed by Deloitte Entities

April 30, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Treasury Bill Index Fund	$37,600	$-	$7,700	$100

April 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Treasury Bill Index Fund	$37,600	$-	$7,700	$800

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Government Money Market Fund, Fidelity Government Money Market Fund, Fidelity Money Market Fund, Fidelity Treasury Digital Fund and Fidelity Treasury Only Money Market Fund (the “Funds”):

Services Billed by PwC

April 30, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Government Money Market Fund	$40,900	$500	$2,200	$200
Fidelity Government Money Market Fund	$50,300	$600	$2,200	$200
Fidelity Money Market Fund	$41,300	$500	$2,200	$200
Fidelity Treasury Digital Fund	$38,200	$400	$2,200	$100
Fidelity Treasury Only Money Market Fund	$39,400	$500	$2,200	$200

April 30, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Government Money Market Fund	$41,000	$3,100	$2,200	$1,300
Fidelity Government Money Market Fund	$54,000	$3,300	$2,200	$1,400
Fidelity Money Market Fund	$42,700	$3,000	$2,200	$1,300
Fidelity Treasury Digital Fund	$32,600	$600	$2,200	$300
Fidelity Treasury Only Money Market Fund	$42,700	$2,900	$2,200	$1,200

A Amounts may reflect rounding.
B Fidelity Treasury Digital Fund commenced operations on December 23, 2024.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2026A	April 30, 2025A
Audit-Related Fees	$154,800	$250,000
Tax Fees	$-	$-
All Other Fees	$-	$3,964,900

A Amounts may reflect rounding.

Services Billed by PwC

	April 30, 2026A	April 30, 2025A,B
Audit-Related Fees	$9,428,700	$9,765,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Treasury Digital Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	April 30, 2026A	April 30, 2025A,B
Deloitte Entities	$2,660,000	$4,539,700
PwC	$14,655,500	$14,827,000

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Treasury Digital Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Treasury Only Money Market Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Treasury Only Money Market Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 100.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 10/1/2026	3.67 to 3.71	131,000,000	128,991,955
US Treasury Bills 0% 10/15/2026	3.68	140,000,000	137,655,506
US Treasury Bills 0% 10/22/2026	3.66	285,000,000	280,047,525
US Treasury Bills 0% 10/29/2026	3.66	237,000,000	232,720,531
US Treasury Bills 0% 10/8/2026	3.68 to 3.71	91,000,000	89,537,120
US Treasury Bills 0% 5/12/2026	3.55 to 3.65	555,723,600	555,118,328
US Treasury Bills 0% 5/14/2026	3.56 to 3.76	379,100,000	378,603,367
US Treasury Bills 0% 5/19/2026	3.60 to 3.66	484,748,800	483,879,730
US Treasury Bills 0% 5/21/2026	3.62 to 3.78	793,000,000	791,404,765
US Treasury Bills 0% 5/26/2026	3.61 to 3.65	525,000,000	523,683,785
US Treasury Bills 0% 5/28/2026	3.62 to 3.74	273,000,000	272,255,347
US Treasury Bills 0% 5/5/2026	3.58 to 3.65	256,019,100	255,916,624
US Treasury Bills 0% 5/7/2026	3.63 to 3.77	346,820,500	346,608,654
US Treasury Bills 0% 6/11/2026	3.63 to 3.65	670,000,000	667,251,178
US Treasury Bills 0% 6/16/2026	3.58 to 3.64	315,000,000	313,557,459
US Treasury Bills 0% 6/18/2026	3.64	500,000,000	497,593,333
US Treasury Bills 0% 6/2/2026	3.62 to 3.64	536,335,000	534,617,572
US Treasury Bills 0% 6/23/2026	3.63 to 3.64	550,000,000	547,085,368
US Treasury Bills 0% 6/25/2026	3.67	180,000,000	179,000,375
US Treasury Bills 0% 6/30/2026	3.63	340,000,000	337,965,667
US Treasury Bills 0% 6/4/2026	3.62 to 3.70	838,200,800	835,341,082
US Treasury Bills 0% 6/9/2026	3.59 to 3.64	515,000,000	512,998,135
US Treasury Bills 0% 7/14/2026	3.64	270,000,000	268,002,000
US Treasury Bills 0% 7/16/2026	3.55 to 3.65	365,000,000	362,272,339
US Treasury Bills 0% 7/2/2026	3.54 to 3.65	356,000,000	353,814,483
US Treasury Bills 0% 7/21/2026	3.65	200,000,000	198,375,499
US Treasury Bills 0% 7/23/2026	3.58 to 3.64	360,000,000	357,045,200
US Treasury Bills 0% 7/28/2026	3.66 to 3.68	284,000,000	281,480,301
US Treasury Bills 0% 7/30/2026	3.59 to 3.62	370,000,000	366,695,500
US Treasury Bills 0% 7/7/2026	3.63	400,000,000	397,327,444
US Treasury Bills 0% 7/9/2026	3.54 to 3.67	620,000,000	615,777,267
US Treasury Bills 0% 8/11/2026	3.58 to 3.65	291,000,000	288,043,908
US Treasury Bills 0% 8/13/2026	3.56	29,000,000	28,706,778
US Treasury Bills 0% 8/18/2026	3.66 to 3.67	275,000,000	271,981,881
US Treasury Bills 0% 8/20/2026	3.56	20,000,000	19,784,166
US Treasury Bills 0% 8/25/2026	3.65 to 3.66	190,000,000	187,789,475
US Treasury Bills 0% 8/4/2026	3.66 to 3.67	231,000,000	228,793,770
US Treasury Bills 0% 8/6/2026	3.59	175,000,000	173,337,865
US Treasury Bills 0% 9/1/2026	3.66	260,000,000	256,888,811
US Treasury Bills 0% 9/10/2026	3.60	100,000,000	98,703,833
US Treasury Bills 0% 9/24/2026	3.70	68,000,000	66,998,926
US Treasury Bills 0% 9/3/2026	3.60	140,000,000	138,281,597
US Treasury Notes 0.875% 6/30/2026	3.69 to 3.72	108,000,000	107,500,342
US Treasury Notes 1.625% 5/15/2026	4.06	15,000,000	14,986,402
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.098%, 3.7412% 1/31/2027 (c)(d)	3.74 to 3.75	440,300,000	440,307,358
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.099%, 3.7422% 1/31/2028 (c)(d)	3.74	316,000,000	315,968,762
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.103%, 3.7462% 4/30/2028 (c)(d)	3.75	125,000,000	125,000,000
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.159%, 3.8022% 7/31/2027 (c)(d)	3.80 to 3.81	350,000,000	349,937,403
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.16%, 3.8032% 4/30/2027 (c)(d)	3.80 to 3.81	376,000,000	375,986,903
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.182%, 3.8252% 7/31/2026 (c)(d)	3.82 to 3.83	583,000,000	583,102,343
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.19%, 3.8332% 10/31/2027 (c)(d)	3.83	359,000,000	359,178,027
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.205%, 3.8482% 10/31/2026 (c)(d)	3.84 to 3.85	221,000,000	221,053,726
US Treasury Notes 4.25% 11/30/2026	3.58	16,000,000	16,060,567
US Treasury Notes 4.25% 12/31/2026	3.56	9,000,000	9,040,631
US Treasury Notes 4.5% 7/15/2026	3.63	4,000,000	4,007,060
US Treasury Notes 4.625% 10/15/2026	3.64	25,000,000	25,109,974
US Treasury Notes 4.625% 6/30/2026	3.69 to 3.75	286,000,000	286,414,336
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,095,588,283)			17,095,588,283

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $17,095,588,283)	17,095,588,283
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(155,020,295)
NET ASSETS - 100.0%	16,940,567,988

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $17,095,588,283)		$17,095,588,283
Cash		175,530,885
Receivable for investments sold		49,875,868
Receivable for fund shares sold		91,318,965
Interest receivable		5,657,177
Total assets		17,417,971,178
Liabilities
Payable for investments purchased	$306,306,797
Payable for fund shares redeemed	157,630,328
Distributions payable	7,756,513
Accrued management fee	5,709,552
Total liabilities		477,403,190
Net Assets		$16,940,567,988
Net Assets consist of:
Paid in capital		$16,940,558,045
Total accumulated earnings (loss)		9,943
Net Assets		$16,940,567,988

Net Asset Value and Maximum Offering Price
Fidelity Treasury Only Money Market Fund :
Net Asset Value, offering price and redemption price per share ($12,215,316,455 ÷ 12,214,412,328 shares)		$1.00
Class OUS :
Net Asset Value, offering price and redemption price per share ($4,725,251,533 ÷ 4,725,341,082 shares)		$1.00
Statement of Operations
Year ended April 30, 2026
Investment Income
Interest		$607,327,767
Expenses
Management fee	$61,283,591
Independent trustees' fees and expenses	33,900
Total expenses		61,317,491
Net Investment income (loss)		546,010,276
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	42,266
Total net realized gain (loss)		42,266
Net increase in net assets resulting from operations		$546,052,542
Statement of Changes in Net Assets

	Year ended April 30, 2026	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$546,010,276	$330,429,367
Net realized gain (loss)	42,266	28,139
Net increase in net assets resulting from operations	546,052,542	330,457,506
Distributions to shareholders	(546,004,041)	(330,427,793)

Share transactions - net increase (decrease)	4,446,105,812	7,144,926,329
Total increase (decrease) in net assets	4,446,154,313	7,144,956,042

Net Assets
Beginning of period	12,494,413,675	5,349,457,633
End of period	$16,940,567,988	$12,494,413,675

Financial Highlights
Fidelity® Treasury Only Money Market Fund

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.036	.044	.049	.026	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.036	.044	.049	.026	- B
Distributions from net investment income	(.036)	(.044)	(.049)	(.026)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.036)	(.044)	(.049)	(.026)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.68%	4.54%	4.96%	2.62%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.42%	.11%
Expenses net of all reductions, if any	.42%	.42%	.42%	.42%	.11%
Net investment income (loss)	3.60%	4.38%	4.87%	2.60%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$12,215,316	$8,924,873	$5,349,458	$4,146,965	$3,400,039

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Treasury Only Money Market Fund Class OUS

Years ended April 30,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.037	.010
Net realized and unrealized gain (loss) C	-	-
Total from investment operations	.037	.010
Distributions from net investment income	(.037)	(.010)
Total distributions	(.037)	(.010)
Net asset value, end of period	$1.00	$1.00
Total Return D	3.73%	1.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.37% G
Expenses net of fee waivers, if any	.37%	.37% G
Expenses net of all reductions, if any	.37%	.37% G
Net investment income (loss)	3.65%	3.95% G
Supplemental Data
Net assets, end of period (000 omitted)	$4,725,252	$3,569,540

AFor the period January 28, 2025 (commencement of sale of shares) through April 30, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Treasury Only Money Market Fund and Class OUS shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class OUS shares are offered only to certain Stock Plan Services accounts. Class OUS commenced sale of shares on January 28, 2025.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$17,095,588,283

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$27,563
Undistributed long-term capital gain	$-
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

	April 30, 2026	April 30, 2025
Ordinary Income	$546,004,041	$ 330,427,793
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Treasury Only Money Market Fund	.42%
Class OUS	.37%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended April 30, 2026	Year ended April 30, 2025
Fidelity Treasury Only Money Market Fund
Distributions to shareholders
Fidelity Treasury Only Money Market Fund	$389,633,576	$300,176,978
Class OUSA	156,370,465	30,250,815
Total	$546,004,041	$330,427,793

A Distributions for Class OUS are for the period January 28, 2025 (commencement of sale of shares) through April 30, 2025.
5. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2026	Year ended April 30, 2025	Year ended April 30, 2026	Year ended April 30, 2025
Fidelity Treasury Only Money Market Fund
Fidelity Treasury Only Money Market Fund
Shares sold	25,094,168,358	13,609,202,132	$25,094,168,358	$13,609,202,132
Reinvestment of distributions	301,720,716	245,802,648	301,720,716	245,802,648
Shares redeemed	(22,105,546,528)	(10,279,656,266)	(22,105,546,527)	(10,279,656,268)
Net increase (decrease)	3,290,342,546	3,575,348,514	$3,290,342,547	$3,575,348,512
Class OUSA
Shares sold	20,040,492,897	6,481,405,963	$20,040,492,897	$6,481,405,963
Reinvestment of distributions	149,847,222	29,235,778	149,847,222	29,235,778
Shares redeemed	(19,034,576,854)	(2,941,063,924)	(19,034,576,854)	(2,941,063,924)
Net increase (decrease)	1,155,763,265	3,569,577,817	$1,155,763,265	$3,569,577,817

A Share transactions for Class OUS are for the period January 28, 2025 (commencement of sale of shares) through April 30, 2025.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Treasury Only Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Treasury Only Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2026, $11,199, or, if subsequently determined to be different, the net capital gain of such year.

A total of 98.84% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $503,949,631 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $546,004,041 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703531.128
TMM-ANN-0626
Fidelity® Series Treasury Bill Index Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Treasury Bill Index Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 10/1/2026	3.64	175,360,000	172,687,052
US Treasury Bills 0% 10/15/2026	3.65	110,020,000	108,186,447
US Treasury Bills 0% 10/22/2026	3.66	110,340,000	108,421,737
US Treasury Bills 0% 10/29/2026	3.64	171,820,000	168,731,654
US Treasury Bills 0% 10/8/2026	3.63	110,340,000	108,583,632
US Treasury Bills 0% 6/11/2026	3.64	1,540,000	1,533,686
US Treasury Bills 0% 6/16/2026	3.61	1,440,000	1,433,380
US Treasury Bills 0% 6/18/2026	3.56	1,440,000	1,433,071
US Treasury Bills 0% 6/23/2026	3.62	1,680,000	1,671,013
US Treasury Bills 0% 6/30/2026	3.62	1,560,000	1,550,564
US Treasury Bills 0% 8/11/2026	3.64	98,880,000	97,870,023
US Treasury Bills 0% 8/13/2026	3.57	104,340,000	103,259,197
US Treasury Bills 0% 8/18/2026	3.64	88,020,000	87,058,139
US Treasury Bills 0% 8/20/2026	3.57	100,980,000	99,861,769
US Treasury Bills 0% 8/25/2026	3.65	98,880,000	97,728,611
US Treasury Bills 0% 8/27/2026	3.58	104,340,000	103,111,695
US Treasury Bills 0% 8/4/2026	3.62	87,660,000	86,827,693
US Treasury Bills 0% 8/6/2026	3.57	169,540,000	167,899,002
US Treasury Bills 0% 9/10/2026	3.64	105,900,000	104,507,362
US Treasury Bills 0% 9/17/2026	3.64	108,760,000	107,250,756
US Treasury Bills 0% 9/24/2026	3.63	108,760,000	107,169,237
US Treasury Bills 0% 9/3/2026	3.63	178,160,000	175,941,505
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,012,880,469)			2,012,717,225

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $13,147,635)	3.69	13,145,006	13,147,635

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,026,028,104)	2,025,864,860
NET OTHER ASSETS (LIABILITIES) - 0.2%	4,519,259
NET ASSETS - 100.0%	2,030,384,119

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,488,484	684,848,573	678,194,626	508,089	5,204	-	13,147,635	13,145,006	0.0%
Total	6,488,484	684,848,573	678,194,626	508,089	5,204	-	13,147,635

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	2,012,717,225	-	2,012,717,225	-

Money Market Funds	13,147,635	13,147,635	-	-
Total Investments in Securities:	2,025,864,860	13,147,635	2,012,717,225	-
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,012,880,469)	$2,012,717,225
Fidelity Central Funds (cost $13,147,635)	13,147,635

Total Investment in Securities (cost $2,026,028,104)		$2,025,864,860
Receivable for investments sold		971,965,330
Receivable for fund shares sold		74,711,077
Distributions receivable from Fidelity Central Funds		31,689
Total assets		3,072,572,956
Liabilities
Payable for investments purchased	$1,036,111,299
Payable for fund shares redeemed	6,073,359
Other payables and accrued expenses	4,179
Total liabilities		1,042,188,837
Net Assets		$2,030,384,119
Net Assets consist of:
Paid in capital		$2,037,177,326
Total accumulated earnings (loss)		(6,793,207)
Net Assets		$2,030,384,119
Net Asset Value, offering price and redemption price per share ($2,030,384,119 ÷ 204,015,732 shares)		$9.95
Statement of Operations
Year ended April 30, 2026
Investment Income
Interest		$69,752,083
Income from Fidelity Central Funds		508,089
Total income		70,260,172
Expenses
Custodian fees and expenses	$16,321
Independent trustees' fees and expenses	4,038
Total expenses		20,359
Net Investment income (loss)		70,239,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,053,230
Fidelity Central Funds	5,204
Total net realized gain (loss)		1,058,434
Change in net unrealized appreciation (depreciation) on investment securities		(59,570)
Net gain (loss)		998,864
Net increase (decrease) in net assets resulting from operations		$71,238,677
Statement of Changes in Net Assets

	Year ended April 30, 2026	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,239,813	$67,570,437
Net realized gain (loss)	1,058,434	1,721,474
Change in net unrealized appreciation (depreciation)	(59,570)	187,541
Net increase (decrease) in net assets resulting from operations	71,238,677	69,479,452
Distributions to shareholders	(70,239,212)	(67,569,580)

Share transactions
Proceeds from sales of shares	1,271,928,675	488,980,156
Reinvestment of distributions	69,908,583	67,512,314
Cost of shares redeemed	(914,806,626)	(288,799,551)

Net increase (decrease) in net assets resulting from share transactions	427,030,632	267,692,919
Total increase (decrease) in net assets	428,030,097	269,602,791

Net Assets
Beginning of period	1,602,354,022	1,332,751,231
End of period	$2,030,384,119	$1,602,354,022

Other Information
Shares
Sold	127,835,356	48,820,799
Issued in reinvestment of distributions	7,027,157	6,789,921
Redeemed	(91,940,054)	(28,695,336)
Net increase (decrease)	42,922,459	26,915,384

Financial Highlights
Fidelity® Series Treasury Bill Index Fund

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.93	$9.94	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.391	.472	.529	.327	.010
Net realized and unrealized gain (loss)	.002	.023	(.010)	(.054)	(.005)
Total from investment operations	.393	.495	.519	.273	.005
Distributions from net investment income	(.393)	(.475)	(.529)	(.323)	(.014)
Distributions from net realized gain	-	-	-	-	(.001)
Total distributions	(.393)	(.475)	(.529)	(.323)	(.015)
Net asset value, end of period	$9.95	$9.95	$9.93	$9.94	$9.99
Total Return C	4.02%	5.09%	5.35%	2.78%	.05%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	3.93%	4.76%	5.32%	3.28%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,030,384	$1,602,354	$1,332,751	$1,298,124	$1,379,010
Portfolio turnover rate G	0%	0%	0%	0%	0%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Series Treasury Bill Index Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(163,609)
Net unrealized appreciation (depreciation)	$(163,609)
Tax Cost	$2,026,028,469

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(6,477,511)
Net unrealized appreciation (depreciation) on securities and other investments	$(163,609)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(6,477,511)

The tax character of distributions paid was as follows:

	April 30, 2026	April 30, 2025
Ordinary Income	$70,239,212	$67,569,580
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and the Shareholders of Fidelity Series Treasury Bill Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying  statement of assets and liabilities of Fidelity Series Treasury Bill Index Fund (the "Fund"), a fund of Fidelity Hereford Street Trust, including the schedule of investments, as of April 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 12, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $70,239,212 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891219.107
XSB-ANN-0626
Fidelity® Money Market Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Money Market Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
Repurchase Agreements - 50.9%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 3.66%, dated 5/1/2026 due 5/4/2026 (b)	1,105,337,025	1,105,000,000
Fixed Income Clearing Corp - Credit Agricole 3.66%, dated 5/1/2026 due 5/4/2026 (b)	973,296,765	973,000,000
Investments in repurchase agreements in a joint trading account at 3.65%, dated 4/30/2026 due 5/1/2026 (Collateralized by U.S. Government Obligations)#	4,532,188,465	4,531,729,000
Repurchase Agreements*	62,074,111,085	61,945,181,000
TOTAL REPURCHASE AGREEMENTS (Cost $68,554,910,000)		68,554,910,000

Certificates of Deposit - 4.8%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Bank of America NA 3.78% 8/27/2026	3.78	445,000,000	445,000,000
Bank of America NA 3.81% 6/15/2026	3.81	222,500,000	222,500,000
Bank of Nova Scotia/Houston yankee 3.83% 7/17/2026	3.83	448,000,000	448,000,000
DNB Bank ASA/New York yankee 3.92% 10/23/2026	3.92	449,000,000	449,000,000
DNB Bank ASA/New York yankee 3.92% 10/27/2026	3.92	449,000,000	449,000,000
DNB Bank ASA/New York yankee 3.92% 11/3/2026	3.92	449,000,000	449,000,000
Mizuho Bank Ltd/New York NY yankee 3.78% 6/9/2026	3.78	222,000,000	222,000,000
Mizuho Bank Ltd/New York NY yankee 3.9% 8/26/2026	3.90	224,000,000	224,000,000
Sumitomo Mitsui Trust NY yankee 3.78% 5/18/2026	3.78	262,000,000	262,000,000
Sumitomo Mitsui Trust NY yankee 3.78% 5/19/2026	3.78	272,000,000	272,000,000
Sumitomo Mitsui Trust NY yankee 3.79% 5/7/2026	3.79	133,000,000	133,000,000
Sumitomo Mitsui Trust NY yankee 3.79% 5/8/2026	3.79	222,000,000	222,000,000
Sumitomo Mitsui Trust NY yankee 3.9% 7/22/2026	3.90	90,000,000	90,000,000
Sumitomo Mitsui Trust NY yankee 3.9% 7/27/2026	3.90	135,000,000	135,000,000
Sumitomo Mitsui Trust NY yankee 3.9% 7/31/2026	3.90	225,000,000	225,000,000
Sumitomo Mitsui Trust NY yankee 3.9% 8/5/2026	3.90	135,000,000	135,000,000
Sumitomo Mitsui Trust NY yankee 3.9% 8/6/2026	3.90	112,000,000	112,000,000
Sumitomo Mitsui Trust NY yankee 3.9% 8/6/2026	3.90	112,000,000	112,000,000
Sumitomo Mitsui Trust NY yankee 3.9% 8/7/2026	3.90	135,000,000	135,000,000
Sumitomo Mitsui Trust NY yankee 3.92% 7/15/2026	3.92	89,000,000	89,000,000
Sumitomo Mitsui Trust NY yankee 3.92% 7/16/2026	3.92	224,000,000	224,000,000
Sumitomo Mitsui Trust NY yankee 3.92% 7/17/2026	3.92	224,000,000	224,000,000
Sumitomo Mitsui Trust NY yankee 3.92% 7/21/2026	3.92	269,000,000	269,000,000
Sumitomo Mitsui Trust NY yankee 3.92% 7/23/2026	3.92	224,000,000	224,000,000
Sumitomo Mitsui Trust NY yankee 3.92% 7/29/2026	3.92	224,000,000	224,000,000
Sumitomo Mitsui Trust NY yankee 3.92% 7/30/2026	3.92	224,000,000	224,000,000
Toronto-Dominion Bank/NY yankee 3.85% 7/1/2026	3.85	224,000,000	224,000,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $6,443,500,000)			6,443,500,000

Commercial Paper - 8.4%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Bank of Montreal yankee 3.81% 6/11/2026	3.88	156,000,000	155,323,090
Bank of Nova Scotia/The yankee 3.71% 8/12/2026	3.78	222,000,000	219,643,532
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 3.9% 6/12/2026 (d)	3.93	223,000,000	221,985,350
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 3.9% 6/15/2026 (d)	3.93	89,000,000	88,566,125
Bedford Row Funding Corp 3.84% 6/2/2026 (Liquidity Facility Royal Bank Of Canada)	3.92	112,000,000	111,617,707
Bedford Row Funding Corp 3.84% 6/5/2026 (Liquidity Facility Royal Bank Of Canada)	3.92	67,000,000	66,749,867
Bedford Row Funding Corp 3.91% 5/1/2026 (Liquidity Facility Royal Bank Of Canada)	3.99	90,000,000	90,000,000
Bedford Row Funding Corp 3.92% 5/20/2026 (Liquidity Facility Royal Bank Of Canada)	4.00	113,000,000	112,766,216
Bedford Row Funding Corp 3.92% 5/4/2026 (Liquidity Facility Royal Bank Of Canada)	4.00	45,000,000	44,985,299
BofA Securities Inc 3.75% 7/16/2026	3.82	111,000,000	110,121,250
BofA Securities Inc 3.93% 10/15/2026	4.01	112,000,000	109,958,147
Cabot Trail Funding LLC 3.85% 5/29/2026 (Liquidity Facility The Toronto Dominion Bank)	3.92	41,000,000	40,877,228
Cabot Trail Funding LLC 3.85% 5/29/2026 (Liquidity Facility The Toronto Dominion Bank)	3.92	23,000,000	22,931,128
Cabot Trail Funding LLC 3.88% 6/1/2026 (Liquidity Facility The Toronto Dominion Bank)	3.96	123,000,000	122,589,043
Cabot Trail Funding LLC 3.92% 5/14/2026 (Liquidity Facility The Toronto Dominion Bank)	4.00	56,000,000	55,920,729
Cabot Trail Funding LLC 3.92% 5/18/2026 (Liquidity Facility The Toronto Dominion Bank)	4.00	135,000,000	134,750,100
Cabot Trail Funding LLC 3.92% 5/20/2026 (Liquidity Facility The Toronto Dominion Bank)	4.00	56,000,000	55,884,142
Commonwealth Bank of Australia U.S. SOFR Index + 0.22%, 3.85% 5/21/2026 (e)(f)	3.85	85,000,000	84,999,534
Commonwealth Bank of Australia U.S. SOFR Index + 0.23%, 3.86% 5/26/2026 (e)(f)	3.86	112,000,000	112,000,000
Commonwealth Bank of Australia U.S. SOFR Index + 0.23%, 3.86% 6/2/2026 (e)(f)	3.86	90,000,000	90,000,000
DZ Bank NY Branch 3.65% 5/1/2026	3.65	312,000,000	312,000,000
ING US Funding LLC 3.74% 6/12/2026	3.79	133,000,000	132,419,676
ING US Funding LLC 3.84% 7/16/2026	3.88	179,000,000	177,548,907
Liberty Street Funding LLC 3.86% 8/17/2026 (Liquidity Facility The Bank Of Nova Scotia)	3.91	67,000,000	66,224,140
Liberty Street Funding LLC 3.86% 8/18/2026 (Liquidity Facility The Bank Of Nova Scotia)	3.91	68,000,000	67,205,269
Lloyds Bank PLC yankee 3.745% 6/3/2026	3.78	221,000,000	220,241,325
Lloyds Bank PLC yankee 3.745% 6/9/2026	3.80	331,000,000	329,657,106
Mitsubishi UFJ Trust & Banking Corp/NY yankee 3.745% 6/18/2026	3.79	222,000,000	220,891,480
National Australia Bank Ltd U.S. SOFR Index + 0.23%, 3.86% 5/26/2026 (e)(f)	3.86	280,000,000	280,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.23%, 3.86% 5/27/2026 (e)(f)	3.86	224,000,000	224,000,000
Podium Funding Trust U.S. SOFR Index + 0.24%, 3.87% 5/20/2026 (Liquidity Facility Bank Of Montreal Que) (e)(f)	3.87	68,000,000	68,000,000
Podium Funding Trust yankee 3.74% 7/8/2026 (Liquidity Facility Bank Of Montreal Que)	3.81	88,000,000	87,378,329
Podium Funding Trust yankee 3.85% 6/4/2026 (Liquidity Facility Bank Of Montreal Que)	3.93	77,000,000	76,720,019
Podium Funding Trust yankee 3.86% 6/2/2026 (Liquidity Facility Bank Of Montreal Que)	3.94	89,000,000	88,694,631
Podium Funding Trust yankee 3.93% 5/19/2026 (Liquidity Facility Bank Of Montreal Que)	4.01	119,000,000	118,766,165
Podium Funding Trust yankee 3.93% 5/19/2026 (Liquidity Facility Bank Of Montreal Que)	4.01	8,000,000	7,984,280
Royal Bank of Canada 3.94% 6/1/2026	4.03	448,000,000	446,480,036
Royal Bank of Canada/New York NY 3.845% 10/22/2026	3.92	336,000,000	329,755,720
Royal Bank of Canada/New York NY 3.845% 10/23/2026	3.92	336,000,000	329,719,833
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.775% 5/13/2026	3.81	221,000,000	220,721,908
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.775% 5/14/2026	3.82	221,000,000	220,698,734
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.775% 5/15/2026	3.82	221,000,000	220,675,560
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.775% 5/4/2026	3.81	91,000,000	90,971,373
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.775% 5/5/2026	3.81	79,000,000	78,966,864
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.775% 5/6/2026	3.81	173,000,000	172,909,295
Svenska Handelsbanken AB yankee 3.92% 5/20/2026	4.00	292,000,000	291,395,884
Thunder Bay Funding LLC 3.92% 5/6/2026 (Liquidity Facility Royal Bank Of Canada)	4.00	45,000,000	44,975,499
Toronto Dominion Bank yankee 3.71% 8/13/2026	3.78	443,000,000	438,252,024
Toronto Dominion Bank yankee 3.775% 7/1/2026	3.85	435,000,000	432,217,510
Toronto Dominion Bank yankee 3.775% 7/2/2026	3.85	458,000,000	455,022,364
Toronto Dominion Bank yankee 3.785% 7/10/2026	3.86	446,000,000	442,717,564
Toronto Dominion Bank yankee 3.845% 6/5/2026	3.92	672,000,000	669,487,933
Toronto Dominion Bank yankee 3.85% 5/4/2026	3.93	528,000,000	527,830,600
Toronto Dominion Bank yankee 3.85% 8/17/2026	3.90	448,000,000	442,825,600
Toronto Dominion Bank yankee 3.878% 11/30/2026	3.97	448,000,000	437,720,714
Toronto Dominion Bank yankee 3.92% 5/1/2026	4.00	360,000,000	360,000,000
Toronto Dominion Bank yankee 3.92% 5/5/2026	4.00	90,000,000	89,960,800
TOTAL COMMERCIAL PAPER (Cost $11,272,705,629)			11,272,705,629

Time Deposits - 5.6%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Australia & New Zealand Banking Group Ltd/Grand Cayman 3.68% 5/5/2026	3.68	223,000,000	223,000,000
Australia & New Zealand Banking Group Ltd/Grand Cayman 3.68% 5/6/2026	3.68	895,000,000	895,000,000
Australia & New Zealand Banking Group Ltd/Grand Cayman 3.68% 5/7/2026	3.68	223,000,000	223,000,000
Credit Agricole Cib Paris (TD) 3.69% 5/6/2026	3.69	223,000,000	223,000,000
ING Bank NV 3.67% 5/7/2026	3.67	447,000,000	447,000,000
ING Bank NV 3.68% 5/5/2026	3.68	895,000,000	895,000,000
ING Bank NV 3.68% 5/6/2026	3.68	895,000,000	895,000,000
Mizuho Bank Ltd NY Branch 3.64% 5/1/2026	3.64	2,256,000,000	2,256,000,000
Royal Bank of Canada Toronto 3.67% 5/1/2026	3.67	1,231,671,000	1,231,671,000
Toronto Dominion Bank/Toronto 3.68% 5/6/2026	3.68	313,000,000	313,000,000
TOTAL TIME DEPOSITS (Cost $7,601,671,000)			7,601,671,000

U.S. Treasury Obligations - 32.6%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/8/2026	3.71	57,000,000	56,076,473
US Treasury Bills 0% 5/14/2026	3.63	1,375,000,000	1,373,212,500
US Treasury Bills 0% 5/19/2026	3.60 to 3.66	2,710,000,000	2,705,125,200
US Treasury Bills 0% 5/21/2026	3.62 to 3.63	1,491,000,000	1,488,018,556
US Treasury Bills 0% 5/26/2026	3.62 to 3.65	2,720,000,000	2,713,190,554
US Treasury Bills 0% 5/7/2026	3.64	54,000,000	53,967,555
US Treasury Bills 0% 6/11/2026	3.64	1,355,000,000	1,349,436,784
US Treasury Bills 0% 6/16/2026	3.64	1,375,000,000	1,368,683,784
US Treasury Bills 0% 6/18/2026	3.64	1,355,000,000	1,348,477,933
US Treasury Bills 0% 6/23/2026	3.64	1,355,000,000	1,347,828,474
US Treasury Bills 0% 6/25/2026	3.67	288,000,000	286,400,600
US Treasury Bills 0% 6/30/2026	3.63	1,350,000,000	1,341,922,500
US Treasury Bills 0% 6/4/2026	3.64	2,750,000,000	2,740,624,028
US Treasury Bills 0% 6/9/2026	3.64	1,355,000,000	1,349,722,839
US Treasury Bills 0% 7/14/2026	3.64	1,068,000,000	1,060,096,800
US Treasury Bills 0% 7/16/2026	3.65	1,365,000,000	1,354,568,366
US Treasury Bills 0% 7/2/2026	3.65 to 3.68	3,117,000,000	3,097,515,545
US Treasury Bills 0% 7/21/2026	3.65	2,050,000,000	2,033,348,874
US Treasury Bills 0% 7/23/2026	3.64	1,352,000,000	1,340,747,229
US Treasury Bills 0% 7/28/2026	3.66 to 3.68	1,642,000,000	1,627,422,670
US Treasury Bills 0% 7/7/2026	3.63	1,350,000,000	1,340,980,125
US Treasury Bills 0% 7/9/2026	3.67	1,375,000,000	1,365,420,260
US Treasury Bills 0% 8/11/2026	3.64	1,365,000,000	1,351,077,000
US Treasury Bills 0% 8/18/2026	3.66 to 3.67	1,360,000,000	1,345,074,660
US Treasury Bills 0% 8/25/2026	3.65	2,000,000,000	1,976,735,555
US Treasury Bills 0% 8/4/2026	3.66	1,365,000,000	1,351,978,468
US Treasury Bills 0% 9/1/2026	3.66	1,350,000,000	1,333,845,749
US Treasury Bills 0% 9/10/2026	3.60	1,053,900,000	1,040,239,699
US Treasury Bills 0% 9/24/2026	3.70	673,600,000	663,683,484
US Treasury Bills 0% 9/3/2026	3.60	1,163,500,000	1,149,218,845
US Treasury Notes 0.625% 7/31/2026	3.72	62,000,000	61,524,882
US Treasury Notes 0.75% 5/31/2026	3.81	18,000,000	17,955,221
US Treasury Notes 0.875% 6/30/2026	3.73	33,000,000	32,846,162
US Treasury Notes 1.625% 5/15/2026	3.72	32,000,000	31,974,296
US Treasury Notes 3.625% 5/15/2026	3.74	3,000,000	2,999,868
US Treasury Notes 4.375% 7/31/2026	3.73 to 3.74	190,000,000	190,301,643
US Treasury Notes 4.375% 8/15/2026	3.77 to 3.78	69,000,000	69,119,054
US Treasury Notes 4.5% 7/15/2026	3.74	35,000,000	35,054,153
US Treasury Notes 4.625% 6/30/2026	3.74 to 3.75	107,000,000	107,154,203
US Treasury Notes 4.875% 5/31/2026	3.83 to 3.87	382,000,000	382,314,892
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,885,885,483)			43,885,885,483

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $137,758,672,112)	137,758,672,112
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(3,067,118,306)
NET ASSETS - 100.0%	134,691,553,806

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $310,551,475 or 0.2% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	3.65	4/2026	5/2026	187,000,000	187,018,960	Agency Mortgage-Backed Securities	3.00 - 7.00	12/2026 - 11/2055	182,871,776
						U.S. Treasuries (including strips)	0.63 - 4.88	1/2028 - 2/2034	7,887,571
									190,759,347
BMO Capital Markets Corp	3.65	4/2026	5/2026	27,000,000	27,002,738	U.S. Treasuries (including strips)	6.13	11/2027	27,542,835
BMO Chicago Branch	3.68	4/2026	5/2026	27,000,000	27,088,320	Agency Mortgage-Backed Securities	5.50 - 7.00	10/2055 - 4/2056	27,559,706
BMO Chicago Branch	3.69	3/2026	5/2026	107,000,000	107,603,213	Agency Mortgage-Backed Securities	2.43 - 7.00	1/2049 - 10/2068	109,542,727
BMO Chicago Branch	3.69	3/2026	5/2026	138,000,000	138,693,105	Agency Mortgage-Backed Securities	4.00 - 7.08	8/2054 - 3/2076	141,293,832
BMO Chicago Branch	3.70	3/2026	5/2026	134,000,000	134,674,839	Agency Mortgage-Backed Securities	4.67 - 6.88	1/2068 - 3/2076	137,227,859
BMO Chicago Branch	3.69	3/2026	5/2026	107,000,000	107,460,635	Agency Mortgage-Backed Securities	4.28 - 7.00	11/2053 - 2/2068	109,553,913
BNP Paribas Prime Brokerage, Inc.	3.92(g)	4/2026	5/2026	155,000,000	155,118,144	Other Instrument (international debt)	2.63	1/2027	29,970
						Equities	N/A	N/A	167,386,500
									167,416,470
BNP Paribas Prime Brokerage, Inc.	3.92(g)	4/2026	5/2026	155,000,000	155,118,144	Equities	N/A	N/A	167,436,501
BNP Paribas Prime Brokerage, Inc.	3.92(g)	4/2026	5/2026	155,000,000	155,118,144	Equities	N/A	N/A	167,454,690
BNP Paribas Prime Brokerage, Inc.	3.92(g)	4/2026	5/2026	155,000,000	155,118,144	Equities	N/A	N/A	167,472,921
BNP Paribas Prime Brokerage, Inc.	3.92(g)	4/2026	5/2026	155,000,000	155,118,144	Equities	N/A	N/A	167,527,602
Bank of Montreal	3.68	4/2026	5/2026	54,000,000	54,160,080	Agency Mortgage-Backed Securities	2.71 - 4.32	9/2029 - 4/2030	53,752,270
						U.S. Treasuries (including strips)	5.00	5/2045	1,011,756
						Agency Collateralized Mortgage Obligation	4.00 - 5.39	2/2048 - 5/2068	341,116
						Agency Debentures and Agency Strips	3.25	8/2052	782
									55,105,924
Bank of Montreal	3.68	4/2026	5/2026	75,000,000	75,245,333	Agency Mortgage-Backed Securities	4.19 - 7.13	7/2029 - 1/2068	7,268,959
						U.S. Treasuries (including strips)	2.25 - 5.00	5/2041 - 11/2045	69,285,829
									76,554,788
Bank of Montreal	3.67	4/2026	5/2026	19,000,000	19,061,982	U.S. Treasuries (including strips)	1.38 - 4.63	12/2032 - 8/2051	19,578,649
Bank of Nova Scotia Toronto Branch	3.80	4/2026	5/2026	590,000,000	590,062,278	Corporate Debt Securities	0.88 - 8.75	9/2026 - 3/2076	619,565,396
Barclays Bank PLC	3.65	4/2026	5/2026	98,000,000	98,298,083	U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 8/2040	100,142,523
Barclays Bank PLC	3.66	4/2026	5/2026	241,000,000	241,024,502	Agency Mortgage-Backed Securities	1.50 - 13.37	9/2027 - 5/2065	246,083,670
BofA Securities, Inc.	4.26(g)	4/2026	8/2026	339,000,000	343,853,915	Corporate Debt Securities	0.00	2/2027 - 3/2030	255,464
						Other Instrument (collateralized debt obligation)	1.40 - 8.56	11/2032 - 11/2052	77,898,469
						Private Label Collateralized Mortgage Obligations	0.00 - 9.28	7/2032 - 4/2056	21,395,457
						Asset-Backed Securities	3.38 - 12.96	10/2028 - 4/2056	267,654,396
						Agency Collateralized Mortgage Obligation	0.00 - 3.11	4/2036 - 1/2063	843
						Agency Debentures and Agency Strips	0.00	5/2032 - 4/2056	449
									367,205,078
BofA Securities, Inc.	3.65(g)	3/2026	7/2026	53,000,000	53,655,580	Agency Mortgage-Backed Securities	1.50 - 7.00	2/2027 - 4/2056	44,074,049
						Agency Debentures and Agency Strips	1.57	6/2032	10,277,304
									54,351,353
BofA Securities, Inc.	3.65(g)	3/2026	7/2026	53,000,000	53,655,580	Agency Mortgage-Backed Securities	1.50 - 7.00	6/2028 - 11/2065	54,367,932
BofA Securities, Inc.	3.64(g)	2/2026	6/2026	72,000,000	72,873,600	U.S. Treasuries (including strips)	1.75 - 4.38	4/2031 - 8/2041	74,089,744
BofA Securities, Inc.	3.64(g)	1/2026	6/2026	24,000,000	24,313,040	U.S. Treasuries (including strips)	2.25 - 4.38	2/2031 - 8/2049	24,723,972
BofA Securities, Inc.	3.64(g)	1/2026	6/2026	133,000,000	134,680,973	U.S. Treasuries (including strips)	3.88	4/2031	136,956,910
Canadian Imperial Bank of Commerce	3.67	4/2026	5/2026	9,000,000	9,029,360	U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 5/2053	9,204,328
Canadian Imperial Bank of Commerce	3.67	4/2026	5/2026	134,000,000	134,409,817	Agency Mortgage-Backed Securities	1.20 - 7.50	1/2027 - 11/2073	101,996,702
						U.S. Treasuries (including strips)	0.00 - 6.13	5/2026 - 11/2055	35,005,950
									137,002,652
Canadian Imperial Bank of Commerce	3.66	4/2026	5/2026	117,000,000	117,356,850	U.S. Treasuries (including strips)	0.00 - 4.75	6/2026 - 2/2056	119,764,492
Canadian Imperial Bank of Commerce	3.67	4/2026	5/2026	254,000,000	254,543,772	U.S. Treasuries (including strips)	0.00 - 6.13	6/2026 - 2/2056	260,322,280
Canadian Imperial Bank of Commerce	3.66	4/2026	5/2026	68,000,000	68,207,400	U.S. Treasuries (including strips)	0.00 - 4.75	6/2026 - 2/2056	69,678,894
Citigroup Global Capital Markets Inc	4.10(g)	4/2026	6/2026	681,000,000	685,808,616	Equities	N/A	N/A	736,233,877
Citigroup Global Capital Markets Inc	4.10(g)	4/2026	6/2026	1,469,000,000	1,479,372,772	Equities	N/A	N/A	1,589,410,120
Credit AG	3.67	4/2026	5/2026	64,000,000	64,195,733	U.S. Treasuries (including strips)	0.38 - 4.63	7/2026 - 8/2052	65,391,757
FICC JP Morgan SEC GC Repo (Gov)	3.65	4/2026	5/2026	1,629,000,000	1,629,165,163	U.S. Treasuries (including strips)	0.00 - 3.75	7/2026 - 11/2041	1,661,748,489
FICC Wells Fargo Bank Gc Repo(Gov)	3.66	4/2026	5/2026	84,000,000	84,059,780	U.S. Treasuries (including strips)	1.50 - 3.88	1/2027 - 12/2032	85,697,502
FICC Wells Fargo Bank Gc Repo(Gov)	3.66	4/2026	5/2026	288,000,000	288,204,960	U.S. Treasuries (including strips)	1.38	10/2028 - 11/2031	293,789,899
FICC Wells Fargo Bank Gc Repo(Gov)	3.68	4/2026	5/2026	53,000,000	53,037,924	U.S. Treasuries (including strips)	2.38 - 4.50	5/2027 - 8/2035	54,065,533
FICC Wells Fargo Bank Gc Repo(Gov)	3.64	4/2026	5/2026	1,083,000,000	1,083,109,503	U.S. Treasuries (including strips)	3.63 - 4.25	8/2028 - 11/2034	1,104,771,792
Fixed Income Clearing Corp - BNP	3.64	4/2026	5/2026	2,145,909,000	2,146,125,975	U.S. Treasuries (including strips)	0.00 - 5.00	6/2026 - 2/2055	2,189,048,524
Fixed Income Clearing Corp - BNP	3.64	4/2026	5/2026	1,154,000,000	1,154,116,682	U.S. Treasuries (including strips)	1.63 - 4.88	2/2030 - 8/2054	1,177,199,016
Fixed Income Clearing Corp - BNP	3.64	4/2026	5/2026	1,200,000,000	1,200,121,333	U.S. Treasuries (including strips)	1.63 - 4.75	4/2028 - 2/2056	1,224,123,774
Fixed Income Clearing Corp - BNYM	3.64	4/2026	5/2026	1,837,000,000	1,837,185,741	U.S. Treasuries (including strips)	1.13 - 3.88	6/2028 - 1/2033	1,873,740,077
Fixed Income Clearing Corp - BONY	3.65	4/2026	5/2026	1,737,000,000	1,737,176,113	Agency Mortgage-Backed Securities	1.50 - 8.00	5/2031 - 1/2059	1,771,740,000
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	195,000,000	195,138,775	U.S. Treasuries (including strips)	2.38	11/2049	198,920,251
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	317,000,000	317,225,598	U.S. Treasuries (including strips)	3.25 - 4.63	10/2027 - 2/2055	323,372,925
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	439,000,000	439,312,422	U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 8/2053	447,825,531
Fixed Income Clearing Corp - Barclays	3.68	4/2026	5/2026	293,000,000	293,209,658	U.S. Treasuries (including strips)	1.38 - 2.25	11/2040 - 8/2049	298,890,596
Fixed Income Clearing Corp - Barclays	3.68	4/2026	5/2026	195,000,000	195,139,533	U.S. Treasuries (including strips)	3.25	5/2042	198,920,385
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	366,000,000	366,037,210	U.S. Treasuries (including strips)	1.13 - 4.75	5/2039 - 2/2055	373,357,958
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	977,000,000	977,099,328	U.S. Treasuries (including strips)	1.00 - 4.00	11/2027 - 4/2030	996,641,344
Fixed Income Clearing Corp - CIBC	3.65	4/2026	5/2026	1,043,000,000	1,043,105,749	U.S. Treasuries (including strips)	3.25 - 4.00	12/2028 - 5/2042	1,064,322,671
Fixed Income Clearing Corp - Credit Agricole	3.67	4/2026	5/2026	1,103,000,000	1,103,112,445	U.S. Treasuries (including strips)	3.13 - 4.63	6/2026 - 2/2054	1,136,126,834
Fixed Income Clearing Corp - Credit Agricole	3.67	4/2026	5/2026	971,000,000	971,098,988	U.S. Treasuries (including strips)	0.00 - 5.00	6/2026 - 8/2055	990,520,968
Fixed Income Clearing Corp - Credit Agricole	3.65	4/2026	5/2026	194,000,000	194,019,669	U.S. Treasuries (including strips)	1.50 - 4.38	6/2026 - 8/2053	197,900,078
Fixed Income Clearing Corp - Credit Agricole	3.64	4/2026	5/2026	1,217,272,000	1,217,395,080	U.S. Treasuries (including strips)	0.63 - 5.00	9/2026 - 2/2054	1,241,742,985
Fixed Income Clearing Corp - Goldman	3.65	4/2026	5/2026	908,000,000	908,092,061	U.S. Treasuries (including strips)	0.00 - 4.25	6/2026 - 8/2030	926,253,983
Fixed Income Clearing Corp - Goldman	3.64	4/2026	5/2026	2,716,000,000	2,716,274,618	U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 10/2030	2,770,600,110
Fixed Income Clearing Corp - ING	3.65	4/2026	5/2026	146,000,000	146,014,803	U.S. Treasuries (including strips)	3.50	1/2028	148,813,844
Fixed Income Clearing Corp - ING	3.65	4/2026	5/2026	321,000,000	321,032,546	Agency Mortgage-Backed Securities	1.50 - 7.00	5/2031 - 4/2056	327,453,197
Fixed Income Clearing Corp - ING	3.64	4/2026	5/2026	1,270,000,000	1,270,128,411	U.S. Treasuries (including strips)	1.25 - 4.63	12/2026 - 5/2054	1,295,530,980
Fixed Income Clearing Corp - Mizuho	3.65	4/2026	5/2026	534,000,000	534,054,142	Agency Mortgage-Backed Securities	1.45 - 6.50	9/2028 - 1/2057	514,255,320
						U.S. Treasuries (including strips)	3.88	12/2027	30,479,904
									544,735,224
Fixed Income Clearing Corp - Mizuho	3.64	4/2026	5/2026	1,422,000,000	1,422,143,780	U.S. Treasuries (including strips)	0.00 - 4.63	5/2026 - 8/2050	1,450,586,658
Fixed Income Clearing Corp - Morgan Stanley	3.65	4/2026	5/2026	2,037,000,000	2,037,206,529	Agency Mortgage-Backed Securities	1.50 - 7.50	5/2031 - 4/2056	2,022,979,780
						U.S. Treasuries (including strips)	0.00 - 3.50	7/2026 - 8/2049	54,970,950
									2,077,950,730
Fixed Income Clearing Corp - Morgan Stanley	3.65	4/2026	5/2026	643,000,000	643,065,193	Agency Mortgage-Backed Securities	1.50 - 7.50	10/2027 - 4/2056	655,916,803
						U.S. Treasuries (including strips)	0.00 - 3.88	7/2026 - 8/2049	9,694
									655,926,497
Fixed Income Clearing Corp - Morgan Stanley	3.65	4/2026	5/2026	1,930,000,000	1,930,195,681	Agency Mortgage-Backed Securities	1.50 - 8.50	6/2026 - 12/2063	1,969,665,522
Fixed Income Clearing Corp - Morgan Stanley	3.65	4/2026	5/2026	1,822,000,000	1,822,184,731	Agency Mortgage-Backed Securities	1.50 - 7.50	2/2028 - 9/2061	1,859,238,046
Fixed Income Clearing Corp - Natixis	3.65	4/2026	5/2026	681,000,000	681,069,046	U.S. Treasuries (including strips)	2.38 - 4.00	5/2027 - 2/2034	695,415,778
Fixed Income Clearing Corp - Natwest	3.65	4/2026	5/2026	9,000,000	9,000,913	U.S. Treasuries (including strips)	4.00	7/2032	9,181,007
Fixed Income Clearing Corp - Nomura	3.65	4/2026	5/2026	707,000,000	707,071,682	U.S. Treasuries (including strips)	3.25 - 4.50	12/2026 - 8/2035	721,213,137
Fixed Income Clearing Corp - Northern Trust	3.64	4/2026	5/2026	1,367,000,000	1,367,138,219	U.S. Treasuries (including strips)	3.50 - 4.13	10/2027 - 11/2027	1,394,274,562
Fixed Income Clearing Corp - State Street Bank	3.65	4/2026	5/2026	589,000,000	589,059,718	Agency Mortgage-Backed Securities	2.00 - 7.00	12/2036 - 3/2056	601,860,913
Fixed Income Clearing Corp - State Street Bank	3.64	4/2026	5/2026	1,466,000,000	1,466,148,229	U.S. Treasuries (including strips)	1.13 - 4.38	8/2028 - 9/2028	1,495,342,032
Goldman Sachs & Co LLC	3.65	4/2026	5/2026	213,000,000	213,021,596	Agency Mortgage-Backed Securities	2.00 - 6.50	1/2033 - 3/2056	217,282,028
JP Morgan Securities LLC	4.19(g)	4/2026	8/2026	904,000,000	916,625,867	Equities	N/A	N/A	979,158,380
JP Morgan Securities LLC	4.19(g)	4/2026	7/2026	113,000,000	114,578,233	Money Market	0.00	5/2026 - 6/2026	101,432,344
						Asset-Backed Securities	3.91 - 4.10	1/2037 - 1/2040	15,662,085
									117,094,429
JP Morgan Securities LLC	4.12(g)	4/2026	7/2026	339,000,000	343,655,600	Money Market	0.00	5/2026 - 7/2026	346,008,821
						Asset-Backed Securities	4.09 - 4.77	10/2034 - 1/2042	4,443,766
									350,452,587
JP Morgan Securities LLC	3.98(g)	4/2026	5/2026	227,000,000	227,803,076	Corporate Debt Securities	4.40 - 5.75	1/2029 - 2/2030	12,972
						Equities	N/A	N/A	240,117,677
									240,130,649
JP Morgan Securities LLC	3.94(g)	4/2026	5/2026	681,000,000	683,385,013	Equities	N/A	N/A	736,043,469
JP Morgan Securities LLC	3.94(g)	4/2026	5/2026	1,135,000,000	1,138,726,583	Equities	N/A	N/A	1,227,141,237
JP Morgan Securities LLC	3.94(g)	4/2026	5/2026	454,000,000	455,490,633	Equities	N/A	N/A	490,910,160
JP Morgan Securities LLC	3.96(g)	4/2026	5/2026	226,000,000	226,745,800	Corporate Debt Securities	0.00 - 9.00	6/2026 - 12/2079	238,199,328
JP Morgan Securities LLC	3.94(g)	4/2026	5/2026	1,581,000,000	1,586,190,950	Equities	N/A	N/A	1,710,655,439
JP Morgan Securities, LLC	3.65(g)	4/2026	5/2026	961,000,000	964,020,476	U.S. Treasuries (including strips)	1.25 - 4.25	6/2028 - 7/2029	981,619,083
JP Morgan Securities, LLC	3.64(g)	4/2026	5/2026	1,438,000,000	1,442,361,933	U.S. Treasuries (including strips)	3.38 - 4.00	11/2027 - 2/2034	1,469,297,556
JP Morgan Securities, LLC	3.65(g)	4/2026	5/2026	957,000,000	960,007,904	U.S. Treasuries (including strips)	4.00	1/2029	978,223,812
Lloyds Bank Corp Mrkts	3.66	4/2026	5/2026	107,000,000	107,076,148	U.S. Treasuries (including strips)	0.63 - 4.75	10/2026 - 2/2056	109,392,386
MUFG Securities EMEA PLC	3.66	4/2026	5/2026	122,000,000	122,582,957	U.S. Treasuries (including strips)	0.50 - 4.38	10/2026 - 12/2029	124,662,755
MUFG Securities EMEA PLC	3.67	4/2026	5/2026	146,000,000	146,580,472	U.S. Treasuries (including strips)	0.50 - 4.63	7/2027 - 2/2035	149,294,772
MUFG Securities EMEA PLC	3.65	4/2026	5/2026	171,000,000	171,017,338	U.S. Treasuries (including strips)	3.50	3/2029	174,445,199
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.16	4/2026	5/2026	9,000,000	9,001,040	Equities	N/A	N/A	9,721,160
Mitsubishi UFJ Securities (U.S.A.), Inc.	3.87	4/2026	5/2026	57,000,000	57,006,128	Equities	N/A	N/A	61,566,634
Mizuho Bank, Ltd.	3.66	4/2026	5/2026	98,000,000	98,009,963	U.S. Treasuries (including strips)	1.63	5/2031	100,215,360
Mizuho Securities U.S.A., Inc.	4.27(g)	3/2026	6/2026	90,000,000	90,982,100	Corporate Debt Securities	3.80 - 13.13	1/2028 - 3/2082	97,878,746
Mizuho Securities U.S.A., Inc.	4.27(g)	3/2026	6/2026	403,000,000	407,397,626	Corporate Debt Securities	3.65 - 10.50	1/2027 - 3/2078	40,078,572
						Private Label Collateralized Mortgage Obligations	0.36 - 8.28	3/2029 - 5/2071	381,404,492
						Asset-Backed Securities	4.74 - 7.90	1/2029 - 1/2056	11,029,932
									432,512,996
Morgan Stanley & Co LLC	3.65	4/2026	5/2026	1,286,000,000	1,286,130,386	Agency Mortgage-Backed Securities	0.00 - 8.50	6/2027 - 6/2062	919,002,838
						U.S. Treasuries (including strips)	0.00 - 4.63	7/2026 - 11/2049	392,815,965
						Agency Debentures and Agency Strips	0.00 - 5.13	10/2026 - 3/2036	34,197
									1,311,853,000
Morgan Stanley & Co LLC	3.65	4/2026	5/2026	536,000,000	536,054,344	Agency Mortgage-Backed Securities	2.00 - 8.50	7/2026 - 10/2065	467,803,770
						U.S. Treasuries (including strips)	1.38 - 4.25	9/2026 - 8/2050	78,971,663
									546,775,433
Morgan Stanley & Co LLC	3.65	4/2026	5/2026	536,000,000	536,054,344	Agency Mortgage-Backed Securities	2.00 - 8.00	5/2026 - 3/2068	546,059,256
						U.S. Treasuries (including strips)	0.00 - 5.50	5/2026 - 11/2055	710,381
						Agency Debentures and Agency Strips	0.00 - 5.19	7/2027 - 2/2044	5,907
									546,775,544
NatWest Market Securities Inc	3.66	4/2026	5/2026	96,000,000	96,068,320	U.S. Treasuries (including strips)	3.88 - 4.25	4/2030 - 8/2035	97,949,949
NatWest Markets Securities Inc	3.95	4/2026	5/2026	45,000,000	45,004,938	Corporate Debt Securities	2.60 - 5.35	2/2028 - 1/2035	10,283,903
						Agency Debentures and Agency Strips	0.00	4/2029 - 4/2030	35,915,079
									46,198,982
RBC Dominion Securities	3.68	4/2026	7/2026	535,000,000	540,140,756	Agency Mortgage-Backed Securities	2.00 - 6.50	10/2034 - 4/2056	67,165,550
						U.S. Treasuries (including strips)	0.00 - 4.75	5/2026 - 8/2055	480,252,250
									547,417,800
RBC Dominion Securities	3.68	4/2026	6/2026	340,000,000	342,015,822	Agency Mortgage-Backed Securities	1.66 - 6.50	8/2026 - 4/2056	122,696,268
						U.S. Treasuries (including strips)	0.00 - 4.63	2/2027 - 2/2049	224,863,732
									347,560,000
RBC Dominion Securities	3.67	4/2026	6/2026	30,000,000	30,177,383	U.S. Treasuries (including strips)	0.75 - 4.63	5/2027 - 5/2048	30,609,361
RBC Dominion Securities	3.67	4/2026	6/2026	292,000,000	293,458,621	U.S. Treasuries (including strips)	0.00 - 4.75	7/2026 - 8/2054	298,749,287
RBC Financial Group	3.69	4/2026	10/2026	240,000,000	243,788,400	Agency Mortgage-Backed Securities	3.50 - 6.50	11/2033 - 3/2056	14,306,250
						U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 11/2054	230,677,450
									244,983,700
RBC Financial Group	3.65	1/2026	6/2026	140,000,000	142,072,388	Agency Mortgage-Backed Securities	2.50 - 6.50	6/2041 - 12/2055	102,812,781
						U.S. Treasuries (including strips)	0.00 - 6.25	5/2026 - 2/2056	41,616,111
									144,428,892
RBC Financial Group	3.65	1/2026	6/2026	65,000,000	65,968,771	Agency Mortgage-Backed Securities	4.27 - 6.00	9/2032 - 3/2056	65,290,375
						U.S. Treasuries (including strips)	0.00 - 3.75	8/2026 - 5/2052	1,682,505
									66,972,880
Royal Bank of Canada	3.66	4/2026	5/2026	161,000,000	161,114,578	U.S. Treasuries (including strips)	0.75 - 4.38	1/2028 - 8/2051	164,629,371
SMBC Nikko Securities America Inc	3.65	4/2026	5/2026	129,000,000	129,013,079	Agency Mortgage-Backed Securities	2.50 - 6.50	11/2028 - 4/2056	131,593,341
SMBC Nikko Securities America Inc	3.65	4/2026	5/2026	361,000,000	361,036,601	U.S. Treasuries (including strips)	0.00 - 4.75	6/2026 - 8/2053	368,267,347
Societe Generale	3.66	4/2026	5/2026	195,000,000	195,138,775	U.S. Treasuries (including strips)	2.63	7/2029	198,920,308
TD Securities (U.S.A.)	3.78	4/2026	5/2026	182,000,000	182,019,110	Corporate Debt Securities	2.51 - 6.55	7/2028 - 4/2055	191,120,465
TD Securities (U.S.A.)	3.65	4/2026	5/2026	80,000,000	80,008,111	U.S. Treasuries (including strips)	4.75	11/2053	82,408,439
Truist Securities Inc	3.90	4/2026	5/2026	22,000,000	22,002,383	Corporate Debt Securities	5.15	1/2031	954,245
						Other Instrument (municipal debt)	4.00 - 5.00	4/2032 - 9/2066	22,386,083
									23,340,328
US Bancorp Inv	3.93	4/2026	5/2026	304,000,000	304,033,187	Corporate Debt Securities	2.70 - 12.63	6/2026 - 6/2076	328,355,942
US Bancorp Inv	3.84	4/2026	5/2026	72,000,000	72,007,680	Asset-Backed Securities	1.49 - 6.28	3/2027 - 9/2050	75,608,692
US Bancorp Inv	3.83	4/2026	5/2026	114,000,000	114,012,128	Corporate Debt Securities	1.25 - 7.50	5/2026 - 1/2087	119,713,526
Wells Fargo Bank NA	3.67	4/2026	5/2026	267,000,000	267,190,534	U.S. Treasuries (including strips)	0.13 - 2.38	10/2028 - 1/2034	275,038,082
Wells Fargo Securities, LLC	4.29(g)	4/2026	8/2026	68,000,000	68,972,400	Equities	N/A	N/A	73,475,312
Wells Fargo Securities, LLC	4.29(g)	4/2026	8/2026	114,000,000	115,630,200	Corporate Debt Securities	3.50 - 9.03	9/2026 - 12/2079	123,179,090
Wells Fargo Securities, LLC	4.19(g)	4/2026	8/2026	114,000,000	115,592,200	Corporate Debt Securities	0.00 - 7.37	1/2027 - 4/2061	119,756,425
Wells Fargo Securities, LLC	4.19(g)	4/2026	8/2026	182,000,000	184,541,934	Equities	N/A	N/A	196,651,535
Wells Fargo Securities, LLC	4.29(g)	4/2026	8/2026	205,000,000	207,882,642	Equities	N/A	N/A	221,584,822
Wells Fargo Securities, LLC	4.19(g)	4/2026	8/2026	273,000,000	276,749,352	Money Market	0.00	5/2026 - 12/2026	143,550,657
						Equities	N/A	N/A	144,561,078
									288,111,735
Wells Fargo Securities, LLC	4.29(g)	4/2026	8/2026	136,000,000	137,928,594	Equities	N/A	N/A	147,125,470
Wells Fargo Securities, LLC	4.19(g)	4/2026	8/2026	409,000,000	414,664,764	Equities	N/A	N/A	442,439,666
Wells Fargo Securities, LLC	4.29(g)	4/2026	8/2026	90,000,000	91,287,000	Equities	N/A	N/A	97,408,737
Wells Fargo Securities, LLC	4.29(g)	4/2026	8/2026	181,000,000	183,588,300	Equities	N/A	N/A	196,062,480
Wells Fargo Securities, LLC	4.24(g)	4/2026	7/2026	227,000,000	229,406,200	Equities	N/A	N/A	244,421,100
Wells Fargo Securities, LLC	3.67	4/2026	5/2026	53,000,000	53,037,821	Agency Mortgage-Backed Securities	4.00 - 6.00	8/2046 - 1/2056	54,071,023
Wells Fargo Securities, LLC	3.89	4/2026	5/2026	295,000,000	295,031,876	Equities	N/A	N/A	318,391,442
Total Repurchase Agreements				61,945,181,000	62,074,111,085				63,952,879,765

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$4,531,729,000 due 05/01/2026 at 3.65%
Bank of America NA	385,524,000
Bny Mellon Capital Market LLC	416,434,000
BofA Securities Inc	107,108,000
Citigroup Global Capital Markets Inc	8,088,000
HSBC Securities Inc (USA)	192,794,000
JPMorgan Securities LLC	1,178,018,000
MUFG Securities (Canada) Ltd.	240,993,000
Rbc Dominion Securities Inc	257,140,000
Societe Generale SA	53,554,000
Sumitomo Mitsui Banking Corp	953,101,000
Sumitomo Mitsui Banking Corp/New York	696,139,000
Wells Fargo Securities LLC	42,836,000
4,531,729,000
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value (including repurchase agreements of $68,554,910,000) - See accompanying schedule: Unaffiliated issuers (cost $137,758,672,112)		$137,758,672,112
Cash		551,170,362
Receivable for fund shares sold		448,239,387
Interest receivable		84,424,597
Prepaid expenses		32,233
Receivable from investment adviser for expense reductions		5,836,820
Other receivables		811,085
Total assets		138,849,186,596
Liabilities
Payable for investments purchased	$3,411,845,749
Payable for fund shares redeemed	655,098,749
Distributions payable	48,502,143
Accrued management fee	28,261,833
Other affiliated payables	12,223,193
Other payables and accrued expenses	1,701,123
Total liabilities		4,157,632,790
Net Assets		$134,691,553,806
Net Assets consist of:
Paid in capital		$134,691,345,291
Total accumulated earnings (loss)		208,515
Net Assets		$134,691,553,806

Net Asset Value and Maximum Offering Price
Fidelity Money Market Fund :
Net Asset Value, offering price and redemption price per share ($12,068,585,774 ÷ 12,068,036,177 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($122,622,968,032 ÷ 122,620,286,497 shares)		$1.00
Statement of Operations
Year ended April 30, 2026
Investment Income
Interest (including $1,405,746 from affiliated interfund lending)		$5,566,020,425
Expenses
Management fee	$337,385,430
Transfer agent fees	143,163,707
Accounting fees and expenses	3,523,129
Custodian fees and expenses	646,630
Independent trustees' fees and expenses	311,879
Registration fees	2,559,454
Audit fees	55,085
Legal	61,137
Miscellaneous	259,808
Total expenses before reductions	487,966,259
Expense reductions	(67,628,123)
Total expenses after reductions		420,338,136
Net Investment income (loss)		5,145,682,289
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	65,028
Total net realized gain (loss)		65,028
Net increase in net assets resulting from operations		$5,145,747,317
Statement of Changes in Net Assets

	Year ended April 30, 2026	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,145,682,289	$5,457,142,835
Net realized gain (loss)	65,028	26,309
Net increase in net assets resulting from operations	5,145,747,317	5,457,169,144
Distributions to shareholders	(5,145,625,233)	(5,457,175,143)

Share transactions - net increase (decrease)	4,561,542,462	21,738,003,685
Total increase (decrease) in net assets	4,561,664,546	21,737,997,686

Net Assets
Beginning of period	130,129,889,260	108,391,891,574
End of period	$134,691,553,806	$130,129,889,260

Financial Highlights
Fidelity® Money Market Fund

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.037	.045	.050	.029	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.037	.045	.050	.029	- B
Distributions from net investment income	(.037)	(.045)	(.050)	(.029)	- B
Total distributions	(.037)	(.045)	(.050)	(.029)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.77%	4.62%	5.12%	2.94%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.42%	.18%
Expenses net of all reductions, if any	.42%	.42%	.42%	.42%	.18%
Net investment income (loss)	3.70%	4.51%	5.01%	3.31%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$12,068,586	$13,189,233	$11,290,926	$8,226,176	$3,683,276

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Money Market Fund Premium Class

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.038	.046	.051	.030	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.038	.046	.051	.030	- B
Distributions from net investment income	(.038)	(.046)	(.051)	(.030)	- B
Total distributions	(.038)	(.046)	(.051)	(.030)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.89%	4.75%	5.25%	3.07%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%	.17%
Expenses net of all reductions, if any	.30%	.30%	.30%	.30%	.17%
Net investment income (loss)	3.82%	4.63%	5.13%	3.43%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$122,622,968	$116,940,657	$97,100,966	$71,215,872	$27,695,104

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$137,758,672,112

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$208,517
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

	April 30, 2026	April 30, 2025
Ordinary Income	$5,145,625,233	$ 5,457,175,143

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Fidelity Money Market Fund	20,883,023.16
Premium Class	122,280,684.10
	143,163,707
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Money Market Fund	-A
A Amount represents less than .005%

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Money Market Fund	$811,085

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Money Market Fund	Lender	21,149,597	4.15%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse Premium Class to the extent annual operating expenses exceeded .30% of the average net assets. This reimbursement will remain in place through August 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Premium Class' expenses by $67,628,123.
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended April 30, 2026	Year ended April 30, 2025
Fidelity Money Market Fund
Distributions to shareholders
Fidelity Money Market Fund	$470,711,831	$543,076,507
Premium Class	4,674,913,402	4,914,098,636
Total	$5,145,625,233	$5,457,175,143
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2026	Year ended April 30, 2025	Year ended April 30, 2026	Year ended April 30, 2025
Fidelity Money Market Fund
Fidelity Money Market Fund
Shares sold	13,114,945,160	14,795,560,309	$13,114,945,156	$14,795,560,309
Reinvestment of distributions	407,755,451	471,109,976	407,755,451	471,109,976
Shares redeemed	(14,643,255,618)	(13,368,315,563)	(14,643,255,616)	(13,368,315,563)
Net increase (decrease)	(1,120,555,007)	1,898,354,722	$(1,120,555,009)	$1,898,354,722
Premium Class
Shares sold	123,385,460,535	117,177,492,850	$123,385,460,530	$117,177,492,848
Reinvestment of distributions	4,071,122,251	4,259,212,488	4,071,122,251	4,259,212,488
Shares redeemed	(121,774,485,312)	(101,597,056,373)	(121,774,485,310)	(101,597,056,373)
Net increase (decrease)	5,682,097,474	19,839,648,965	$5,682,097,471	$19,839,648,963
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 18.39% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,325,799,811 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $5,145,625,234 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703534.128
SPM-ANN-0626
Fidelity® Government Money Market Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Government Money Market Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
Repurchase Agreements - 41.0%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 3.66%, dated 5/1/2026 due 5/4/2026 (b)	3,696,126,975	3,695,000,000
Fixed Income Clearing Corp - Credit Agricole 3.66%, dated 5/1/2026 due 5/4/2026 (b)	3,255,992,775	3,255,000,000
Investments in repurchase agreements in a joint trading account at 3.64%, dated 4/30/2026 due 5/1/2026 (Collateralized by U.S. Government Obligations)#	50,504,106	50,499,000
Investments in repurchase agreements in a joint trading account at 3.65%, dated 4/30/2026 due 5/1/2026 (Collateralized by U.S. Government Obligations)#	15,130,263,885	15,128,730,000
Sumitomo Mitsui Banking Corp 3.7%, dated 5/7/2026 due 5/20/2026 (b)	72,849,080	72,751,875
Repurchase Agreements*	163,334,618,024	163,052,128,500
TOTAL REPURCHASE AGREEMENTS (Cost $185,254,109,375)		185,254,109,375

U.S. Government Agency - Debt - 31.6%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae Discount Notes 0% 5/8/2026	3.58	224,000,000	223,845,813
Fannie Mae U.S. SOFR Index + 0.1%, 3.73% 6/18/2026 (d)(e)	3.73	549,000,000	549,000,000
Fannie Mae U.S. SOFR Index + 0.135%, 3.765% 8/21/2026 (d)(e)	3.76 to 3.77	128,000,000	128,008,525
Fannie Mae U.S. SOFR Index + 0.14%, 3.77% 10/23/2026 (d)(e)	3.77	579,000,000	579,005,666
Fannie Mae U.S. SOFR Index + 0.14%, 3.77% 9/11/2026 (d)(e)	3.77	923,000,000	923,000,000
Federal Farm Credit Banks Funding Corp 3.695% 6/4/2027 (d)(e)	3.69	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp 4.75% 7/8/2026	3.63	21,000,000	21,043,194
Federal Farm Credit Banks Funding Corp Federal Reserve Index -3.04%, 3.71% 5/28/2026 (d)(e)	3.71	39,006,000	39,005,284
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 3.635% 6/23/2026 (d)(e)	3.63	39,000,000	39,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 3.635% 8/4/2026 (d)(e)	3.63	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.645% 8/20/2026 (d)(e)	3.65	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.645% 9/29/2026 (d)(e)	3.65	29,000,000	29,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.65% 10/6/2026 (d)(e)	3.65	125,000,000	125,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.65% 5/7/2026 (d)(e)	3.65	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 3.655% 6/5/2026 (d)(e)	3.66	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.66% 12/8/2026 (d)(e)	3.66	63,000,000	62,996,198
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.66% 7/28/2026 (d)(e)	3.66	33,000,000	33,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.66% 7/6/2026 (d)(e)	3.66	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.665% 1/21/2027 (d)(e)	3.67	140,000,000	140,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.665% 1/21/2027 (d)(e)	3.67	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.665% 1/6/2027 (d)(e)	3.67	146,000,000	146,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.665% 2/9/2027 (d)(e)	3.67	104,000,000	104,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.665% 3/18/2027 (d)(e)	3.67	135,000,000	135,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.665% 3/8/2027 (d)(e)	3.67	180,000,000	180,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 10/20/2026 (d)(e)	3.67	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 2/12/2027 (d)(e)	3.67	108,000,000	108,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 2/16/2027 (d)(e)	3.67	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 4/1/2027 (d)(e)	3.67	101,000,000	101,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 5/28/2026 (d)(e)	3.67	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 5/4/2027 (d)(e)	3.67	67,000,000	67,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 6/2/2026 (d)(e)	3.67	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 6/4/2026 (d)(e)	3.67	56,000,000	56,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 6/9/2026 (d)(e)	3.67	42,000,000	42,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 7/14/2026 (d)(e)	3.67	75,000,000	75,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 7/9/2026 (d)(e)	3.67	207,000,000	207,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.7% 2/1/2027 (d)(e)	3.67	173,000,000	173,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.675% 10/2/2026 (d)(e)	3.67	148,000,000	148,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.675% 10/27/2026 (d)(e)	3.67	177,000,000	177,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.675% 3/3/2027 (d)(e)	3.67	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.675% 4/15/2027 (d)(e)	3.68	23,000,000	22,996,603
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.675% 4/19/2027 (d)(e)	3.67	39,000,000	39,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.675% 5/26/2027 (d)(e)	3.67	136,000,000	136,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 1/29/2027 (d)(e)	3.68	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 10/2/2026 (d)(e)	3.68	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 4/23/2027 (d)(e)	3.68	108,000,000	108,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 5/20/2027 (d)(e)	3.68	87,000,000	87,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 5/6/2027 (d)(e)	3.68	119,000,000	119,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 6/16/2027 (d)(e)	3.68	238,000,000	237,981,571
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 6/17/2027 (d)(e)	3.68	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 6/23/2027 (d)(e)	3.68	103,000,000	103,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 6/3/2027 (d)(e)	3.68	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 7/12/2027 (d)(e)	3.68	169,000,000	168,996,892
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 7/20/2027 (d)(e)	3.68	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 8/18/2026 (d)(e)	3.68	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 8/28/2026 (d)(e)	3.68	90,000,000	90,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.685% 5/24/2027 (d)(e)	3.68	107,000,000	107,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.685% 5/8/2026 (d)(e)	3.68	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.685% 6/23/2027 (d)(e)	3.68	119,000,000	119,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.685% 7/16/2027 (d)(e)	3.68	55,000,000	55,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.685% 7/21/2026 (d)(e)	3.68	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.685% 7/30/2026 (d)(e)	3.68	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.685% 8/26/2027 (d)(e)	3.68	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 10/5/2026 (d)(e)	3.69	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 10/8/2027 (d)(e)	3.69	82,000,000	82,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 11/18/2026 (d)(e)	3.69	231,000,000	231,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 4/20/2027 (d)(e)	3.69	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 7/26/2027 (d)(e)	3.69	120,000,000	120,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 8/18/2027 (d)(e)	3.69	84,000,000	84,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 8/27/2027 (d)(e)	3.69	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 8/6/2027 (d)(e)	3.69	212,000,000	212,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 9/22/2026 (d)(e)	3.69	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 9/23/2027 (d)(e)	3.69	174,000,000	174,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 9/27/2027 (d)(e)	3.69	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 9/4/2026 (d)(e)	3.69	80,000,000	80,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 9/4/2026 (d)(e)	3.69	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 10/25/2027 (d)(e)	3.70	74,000,000	74,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 11/13/2026 (d)(e)	3.69 to 3.70	56,450,000	56,451,178
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 11/27/2026 (d)(e)	3.70	125,000,000	125,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 3/5/2027 (d)(e)	3.70	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 6/22/2027 (d)(e)	3.70	223,000,000	223,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 7/12/2027 (d)(e)	3.70	109,000,000	109,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 7/9/2027 (d)(e)	3.70	108,000,000	108,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 9/10/2026 (d)(e)	3.70	55,000,000	55,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 9/18/2026 (d)(e)	3.70	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 9/29/2027 (d)(e)	3.70	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 9/3/2027 (d)(e)	3.70	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 9/9/2027 (d)(e)	3.70	90,000,000	90,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 1/19/2028 (d)(e)	3.70	115,000,000	115,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 10/1/2027 (d)(e)	3.70	91,000,000	90,987,336
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 10/21/2026 (d)(e)	3.70	59,000,000	59,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 10/28/2027 (d)(e)	3.70	42,000,000	42,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 11/5/2027 (d)(e)	3.70	123,000,000	122,999,979
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 12/13/2027 (d)(e)	3.70	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 12/28/2027 (d)(e)	3.70	56,000,000	56,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 5/22/2026 (d)(e)	3.70	55,000,000	55,001,543
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 5/28/2026 (d)(e)	3.70	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 8/12/2026 (d)(e)	3.70	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 8/9/2027 (d)(e)	3.70	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.705% 1/11/2028 (d)(e)	3.71	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.705% 1/24/2028 (d)(e)	3.71	46,000,000	46,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.705% 4/1/2027 (d)(e)	3.71	75,000,000	74,996,558
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.705% 4/2/2027 (d)(e)	3.70 to 3.71	122,000,000	122,013,184
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 1/12/2028 (d)(e)	3.71	175,000,000	175,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 1/20/2028 (d)(e)	3.71	25,000,000	25,001,768
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 1/5/2028 (d)(e)	3.71	208,000,000	208,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 10/8/2027 (d)(e)	3.71	202,000,000	202,045,641
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 11/16/2026 (d)(e)	3.71	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 11/23/2027 (d)(e)	3.71	92,000,000	92,008,163
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 12/22/2026 (d)(e)	3.71	154,000,000	154,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 12/22/2027 (d)(e)	3.71	118,000,000	118,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 12/29/2027 (d)(e)	3.71	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 3/11/2027 (d)(e)	3.71	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 3/11/2027 (d)(e)	3.71	45,000,000	44,991,697
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 4/9/2027 (d)(e)	3.71	290,000,000	289,920,607
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 1/12/2028 (d)(e)	3.71	182,000,000	182,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 1/18/2028 (d)(e)	3.71	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 1/21/2028 (d)(e)	3.71	260,000,000	260,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 1/3/2028 (d)(e)	3.71	67,000,000	67,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 12/29/2026 (d)(e)	3.72	61,000,000	60,997,708
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 2/23/2028 (d)(e)	3.71	93,000,000	93,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 2/25/2028 (d)(e)	3.71	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 3/13/2028 (d)(e)	3.71	143,000,000	143,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 3/16/2028 (d)(e)	3.71	115,000,000	115,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 3/24/2028 (d)(e)	3.71	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 3/25/2027 (d)(e)	3.71	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 3/26/2027 (d)(e)	3.71	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 3/27/2028 (d)(e)	3.71	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 4/10/2028 (d)(e)	3.71	91,000,000	91,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 4/7/2028 (d)(e)	3.71	316,000,000	316,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 4/8/2027 (d)(e)	3.71	376,000,000	376,000,001
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 8/7/2026 (d)(e)	3.71	28,750,000	28,751,660
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 1/12/2027 (d)(e)	3.72	32,000,000	32,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 1/19/2027 (d)(e)	3.72	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 12/17/2027 (d)(e)	3.72	224,000,000	224,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 12/24/2026 (d)(e)	3.72	229,000,000	229,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 2/11/2028 (d)(e)	3.72	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 2/17/2028 (d)(e)	3.72	94,000,000	94,004,792
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 2/19/2027 (d)(e)	3.72	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 2/2/2028 (d)(e)	3.72	128,000,000	128,003,964
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 2/24/2027 (d)(e)	3.72	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 2/9/2028 (d)(e)	3.72	107,000,000	107,004,695
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 3/17/2028 (d)(e)	3.72	349,000,000	349,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 3/20/2028 (d)(e)	3.72	250,000,000	250,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 3/27/2028 (d)(e)	3.72	97,000,000	97,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 3/9/2028 (d)(e)	3.72	209,500,000	209,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 4/14/2028 (d)(e)	3.72	306,000,000	306,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 4/6/2028 (d)(e)	3.72	298,000,000	298,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 5/12/2027 (d)(e)	3.72	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 5/14/2026 (d)(e)	3.72	48,000,000	48,000,641
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 5/21/2026 (d)(e)	3.72	92,000,000	92,001,372
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 5/28/2026 (d)(e)	3.72	302,000,000	302,010,990
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 7/28/2026 (d)(e)	3.72	42,000,000	42,002,314
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 7/30/2026 (d)(e)	3.72	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 12/10/2027 (d)(e)	3.72	404,000,000	404,000,001
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 2/12/2027 (d)(e)	3.72	122,000,000	122,051,901
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 2/2/2028 (d)(e)	3.72	207,000,000	207,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 2/25/2027 (d)(e)	3.72	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 2/25/2028 (d)(e)	3.72	161,000,000	161,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 5/24/2027 (d)(e)	3.72	111,000,000	111,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 5/5/2026 (d)(e)	3.73	123,000,000	122,999,935
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 6/17/2027 (d)(e)	3.73	75,000,000	74,982,774
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 6/3/2026 (d)(e)	3.72	68,000,000	68,001,971
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.755% 5/1/2028 (d)(e)	3.73	368,000,000	368,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 1/12/2027 (d)(e)	3.73	187,000,000	187,005,838
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 1/28/2028 (d)(e)	3.73	167,000,000	167,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 1/8/2027 (d)(e)	3.73	151,000,000	151,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 2/9/2027 (d)(e)	3.73	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 4/6/2027 (d)(e)	3.73	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 5/27/2027 (d)(e)	3.73	155,000,000	154,986,684
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 6/18/2026 (d)(e)	3.73	215,000,000	215,007,412
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 6/23/2027 (d)(e)	3.73	78,000,000	78,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 6/24/2026 (d)(e)	3.73	201,000,000	201,007,848
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 6/29/2027 (d)(e)	3.73	67,000,000	67,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 7/1/2026 (d)(e)	3.73	66,000,000	66,003,980
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 7/9/2027 (d)(e)	3.73	41,000,000	40,990,409
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 8/13/2027 (d)(e)	3.73	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.735% 12/2/2027 (d)(e)	3.74	188,000,000	188,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.735% 4/16/2027 (d)(e)	3.74	78,000,000	78,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.735% 4/21/2027 (d)(e)	3.74	31,258,000	31,257,396
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.735% 5/14/2027 (d)(e)	3.73 to 3.74	132,000,000	132,012,686
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.735% 7/2/2026 (d)(e)	3.73	50,000,000	50,004,382
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.74% 11/19/2027 (d)(e)	3.74	92,000,000	92,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.74% 5/13/2027 (d)(e)	3.74	129,000,000	128,998,194
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.74% 6/24/2027 (d)(e)	3.74	152,000,000	152,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.74% 7/21/2027 (d)(e)	3.74	168,000,000	167,976,808
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.74% 8/5/2027 (d)(e)	3.74	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 11/12/2027 (d)(e)	3.75	129,000,000	129,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 11/26/2027 (d)(e)	3.75	146,000,000	146,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 11/26/2027 (d)(e)	3.75	120,000,000	120,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 2/10/2027 (d)(e)	3.74	345,775,000	345,906,609
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 5/20/2027 (d)(e)	3.75	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 5/27/2027 (d)(e)	3.75	91,000,000	91,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 5/6/2027 (d)(e)	3.74 to 3.75	247,000,000	247,005,309
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 6/7/2027 (d)(e)	3.75	170,000,000	170,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 2/18/2027 (d)(e)	3.75	198,000,000	198,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 5/28/2027 (d)(e)	3.75	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 5/8/2026 (d)(e)	3.75	108,000,000	108,000,066
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 6/9/2027 (d)(e)	3.75	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 7/10/2026 (d)(e)	3.75	104,000,000	104,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 7/23/2026 (d)(e)	3.75	117,000,000	117,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 10/6/2026 (d)(e)	3.76	48,000,000	48,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 11/3/2027 (d)(e)	3.76	219,000,000	219,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 3/23/2027 (d)(e)	3.76	77,000,000	77,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 4/29/2027 (d)(e)	3.75 to 3.76	480,000,000	480,057,339
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 7/21/2026 (d)(e)	3.76	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 8/18/2027 (d)(e)	3.76	193,000,000	193,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 8/27/2026 (d)(e)	3.76	111,000,000	111,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 9/8/2026 (d)(e)	3.76	37,000,000	37,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 1/27/2027 (d)(e)	3.76	169,000,000	169,017,851
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 10/15/2027 (d)(e)	3.76	158,000,000	158,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 10/22/2027 (d)(e)	3.76	141,000,000	141,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 11/10/2027 (d)(e)	3.76	153,000,000	153,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 2/3/2027 (d)(e)	3.76	91,000,000	91,008,606
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 4/23/2027 (d)(e)	3.76	170,000,000	170,037,228
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 5/5/2027 (d)(e)	3.76	271,000,000	271,001,547
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 6/24/2026 (d)(e)	3.76	150,000,000	150,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 6/26/2026 (d)(e)	3.76	76,000,000	76,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 7/2/2026 (d)(e)	3.76	221,000,000	221,001,398
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 7/29/2027 (d)(e)	3.76	243,000,000	243,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 8/12/2026 (d)(e)	3.76	144,000,000	144,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 8/28/2026 (d)(e)	3.76	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 9/10/2027 (d)(e)	3.76	219,500,000	219,686,596
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 1/14/2027 (d)(e)	3.76	20,000,000	20,006,032
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 1/8/2027 (d)(e)	3.77	110,000,000	109,999,666
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 10/1/2027 (d)(e)	3.76	117,000,000	117,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 10/15/2026 (d)(e)	3.76	144,000,000	144,044,266
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 11/18/2026 (d)(e)	3.76 to 3.77	366,000,000	366,104,718
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 11/23/2026 (d)(e)	3.76	176,000,000	176,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 12/18/2026 (d)(e)	3.76	142,000,000	142,022,297
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 2/10/2027 (d)(e)	3.76	380,000,000	380,000,001
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 8/19/2026 (d)(e)	3.76	258,000,000	258,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 8/4/2027 (d)(e)	3.76	288,000,000	288,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 9/15/2027 (d)(e)	3.76	86,000,000	86,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 10/23/2026 (d)(e)	3.77	221,000,000	221,018,108
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 10/29/2027 (d)(e)	3.77	61,000,000	61,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 11/25/2026 (d)(e)	3.77	125,000,000	125,012,701
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 11/4/2026 (d)(e)	3.77	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 12/2/2026 (d)(e)	3.77	97,000,000	97,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 12/30/2026 (d)(e)	3.77	113,200,000	113,201,770
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 8/12/2027 (d)(e)	3.77	256,000,000	256,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 8/26/2026 (d)(e)	3.77	144,000,000	144,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 9/3/2026 (d)(e)	3.77	157,000,000	157,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 9/4/2026 (d)(e)	3.77	67,000,000	67,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 9/9/2026 (d)(e)	3.77	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.775% 1/21/2027 (d)(e)	3.77	129,000,000	129,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.775% 1/8/2027 (d)(e)	3.77	252,000,000	252,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.775% 12/16/2026 (d)(e)	3.77	113,000,000	113,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.78% 10/1/2027 (d)(e)	3.78	156,000,000	156,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.78% 10/14/2027 (d)(e)	3.78	169,000,000	169,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.78% 10/22/2027 (d)(e)	3.78	102,000,000	102,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.78% 11/27/2026 (d)(e)	3.78	216,000,000	216,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.78% 12/23/2026 (d)(e)	3.78	132,000,000	132,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.78% 12/4/2026 (d)(e)	3.78	76,000,000	76,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.78% 9/10/2027 (d)(e)	3.78	160,000,000	160,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 3.785% 9/24/2027 (d)(e)	3.79	347,000,000	347,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 3.815% 5/10/2027 (d)(e)	3.81	22,000,000	22,018,221
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.19%, 3.82% 3/27/2028 (d)(e)	3.81	107,000,000	107,207,451
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.2%, 3.83% 3/29/2027 (d)(e)	3.82	50,000,000	50,054,785
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.23%, 3.86% 6/28/2027 (d)(e)	3.85	110,000,000	110,133,715
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 3.87% 7/19/2027 (d)(e)	3.86	63,000,000	63,083,426
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.88% 12/13/2027 (d)(e)	3.87	136,000,000	136,386,733
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.88% 12/3/2027 (d)(e)	3.87	113,000,000	113,315,180
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.255%, 3.885% 9/13/2027 (d)(e)	3.88	107,000,000	107,169,111
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 3.9% 11/24/2026 (d)(e)	3.89	101,000,000	101,116,015
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 3.91% 11/20/2026 (d)(e)	3.90	18,000,000	18,020,747
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.42%, 4.05% 10/25/2027 (d)(e)	4.03	43,000,000	43,224,822
Federal Home Loan Bank 3.55% 6/24/2026	3.62	224,000,000	223,975,575
Federal Home Loan Bank 3.61% 6/22/2026	3.64	223,000,000	222,990,473
Federal Home Loan Bank 3.61% 6/24/2026	3.62	781,000,000	780,985,588
Federal Home Loan Bank 3.615% 2/8/2027	3.62	1,120,000,000	1,120,000,000
Federal Home Loan Bank 3.62% 2/8/2027	3.62	2,015,000,000	2,015,000,000
Federal Home Loan Bank 3.62% 2/8/2027	3.62	1,269,000,000	1,269,000,000
Federal Home Loan Bank 3.62% 2/8/2027	3.62	448,000,000	448,000,000
Federal Home Loan Bank 3.63% 2/8/2027	3.63	639,000,000	639,000,000
Federal Home Loan Bank 3.63% 2/8/2027	3.63	639,000,000	639,000,000
Federal Home Loan Bank 4.75% 6/12/2026	3.64	44,000,000	44,055,196
Federal Home Loan Bank Discount Notes 0% 1/21/2027	3.57 to 3.61	1,438,000,000	1,401,163,343
Federal Home Loan Bank Discount Notes 0% 1/28/2027	3.71	342,000,000	332,697,600
Federal Home Loan Bank Discount Notes 0% 1/29/2027	3.71	570,000,000	554,439,000
Federal Home Loan Bank Discount Notes 0% 10/14/2026	3.67 to 3.69	490,000,000	481,813,756
Federal Home Loan Bank Discount Notes 0% 10/16/2026	3.67 to 3.69	760,000,000	747,189,906
Federal Home Loan Bank Discount Notes 0% 10/21/2026	3.68	1,103,000,000	1,083,863,989
Federal Home Loan Bank Discount Notes 0% 10/23/2026	3.67 to 3.68	974,000,000	956,908,104
Federal Home Loan Bank Discount Notes 0% 10/28/2026	3.68	137,000,000	134,524,410
Federal Home Loan Bank Discount Notes 0% 10/7/2026	3.70	311,000,000	306,007,024
Federal Home Loan Bank Discount Notes 0% 10/9/2026	3.68	108,000,000	106,256,370
Federal Home Loan Bank Discount Notes 0% 12/7/2026	3.70	454,000,000	443,984,255
Federal Home Loan Bank Discount Notes 0% 5/1/2026	3.58 to 3.79	1,343,600,000	1,343,600,000
Federal Home Loan Bank Discount Notes 0% 5/13/2026	3.60 to 3.66	1,331,000,000	1,329,406,841
Federal Home Loan Bank Discount Notes 0% 5/15/2026	3.63 to 3.67	192,000,000	191,729,207
Federal Home Loan Bank Discount Notes 0% 5/20/2026	3.63 to 3.67	610,000,000	608,837,253
Federal Home Loan Bank Discount Notes 0% 5/22/2026	3.65 to 3.67	2,047,000,000	2,042,663,334
Federal Home Loan Bank Discount Notes 0% 5/27/2026	3.64 to 3.69	1,311,000,000	1,307,582,347
Federal Home Loan Bank Discount Notes 0% 5/29/2026	3.65 to 3.69	1,219,000,000	1,215,574,091
Federal Home Loan Bank Discount Notes 0% 5/5/2026	3.62	415,000,000	414,834,922
Federal Home Loan Bank Discount Notes 0% 5/6/2026	3.57 to 3.67	1,663,000,000	1,662,173,769
Federal Home Loan Bank Discount Notes 0% 5/8/2026	3.57 to 3.67	1,128,000,000	1,127,222,417
Federal Home Loan Bank Discount Notes 0% 6/10/2026	3.58 to 3.70	875,890,000	872,370,319
Federal Home Loan Bank Discount Notes 0% 6/12/2026	3.58 to 3.66	699,000,000	696,042,908
Federal Home Loan Bank Discount Notes 0% 6/17/2026	3.58 to 3.66	467,000,000	464,819,857
Federal Home Loan Bank Discount Notes 0% 6/22/2026	3.58 to 3.66	852,000,000	847,632,926
Federal Home Loan Bank Discount Notes 0% 6/24/2026	3.66 to 3.68	1,220,000,000	1,213,335,132
Federal Home Loan Bank Discount Notes 0% 6/26/2026	3.59 to 3.68	1,157,000,000	1,150,465,274
Federal Home Loan Bank Discount Notes 0% 6/3/2026	3.65 to 3.69	1,293,000,000	1,288,711,300
Federal Home Loan Bank Discount Notes 0% 6/5/2026	3.62	176,000,000	175,384,000
Federal Home Loan Bank Discount Notes 0% 7/1/2026	3.69	142,000,000	141,120,326
Federal Home Loan Bank Discount Notes 0% 7/10/2026	3.56 to 3.65	508,000,000	504,462,404
Federal Home Loan Bank Discount Notes 0% 7/13/2026	3.60	424,000,000	420,956,387
Federal Home Loan Bank Discount Notes 0% 7/15/2026	3.58 to 3.67	1,381,000,000	1,370,761,308
Federal Home Loan Bank Discount Notes 0% 7/17/2026	3.60 to 3.67	914,000,000	906,913,668
Federal Home Loan Bank Discount Notes 0% 7/22/2026	3.60 to 3.70	1,531,000,000	1,518,512,447
Federal Home Loan Bank Discount Notes 0% 7/24/2026	3.62 to 3.69	836,000,000	828,964,463
Federal Home Loan Bank Discount Notes 0% 7/29/2026	3.62 to 3.69	513,000,000	508,419,009
Federal Home Loan Bank Discount Notes 0% 7/31/2026	3.62 to 3.69	912,000,000	903,627,102
Federal Home Loan Bank Discount Notes 0% 7/6/2026	3.69	68,000,000	67,543,720
Federal Home Loan Bank Discount Notes 0% 7/8/2026	3.56 to 3.69	760,000,000	754,897,091
Federal Home Loan Bank Discount Notes 0% 8/12/2026	3.68	23,000,000	22,760,796
Federal Home Loan Bank Discount Notes 0% 8/14/2026	3.60 to 3.67	380,000,000	376,041,310
Federal Home Loan Bank Discount Notes 0% 8/19/2026	3.58 to 3.67	337,000,000	333,346,182
Federal Home Loan Bank Discount Notes 0% 8/20/2026	3.59	111,000,000	109,788,435
Federal Home Loan Bank Discount Notes 0% 8/21/2026	3.60 to 3.67	243,000,000	240,301,360
Federal Home Loan Bank Discount Notes 0% 8/26/2026	3.61 to 3.67	841,000,000	831,239,814
Federal Home Loan Bank Discount Notes 0% 8/28/2026	3.61	165,000,000	163,066,498
Federal Home Loan Bank Discount Notes 0% 8/5/2026	3.61 to 3.69	451,000,000	446,704,677
Federal Home Loan Bank Discount Notes 0% 8/7/2026	3.66	203,000,000	200,999,548
Federal Home Loan Bank Discount Notes 0% 9/1/2026	3.71	451,000,000	445,375,654
Federal Home Loan Bank Discount Notes 0% 9/14/2026	3.57	447,000,000	441,098,111
Federal Home Loan Bank Discount Notes 0% 9/2/2026	3.61	72,000,000	71,119,600
Federal Home Loan Bank Discount Notes 0% 9/21/2026	3.56	447,000,000	440,803,213
Federal Home Loan Bank Discount Notes 0% 9/23/2026	3.71	975,075,000	960,779,154
Federal Home Loan Bank Discount Notes 0% 9/25/2026	3.71 to 3.72	613,000,000	603,868,299
Federal Home Loan Bank Discount Notes 0% 9/4/2026	3.61	29,000,000	28,639,674
Federal Home Loan Bank Discount Notes 0% 9/9/2026	3.62	44,000,000	43,430,805
Federal Home Loan Bank U.S. SOFR Index + 0%, 3.63% 5/18/2026 (d)(e)	3.63	426,000,000	425,994,660
Federal Home Loan Bank U.S. SOFR Index + 0%, 3.63% 7/6/2026 (d)(e)	3.63	1,958,000,000	1,958,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/11/2026 (d)(e)	3.63	346,000,000	346,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/12/2026 (d)(e)	3.63	336,000,000	336,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/14/2026 (d)(e)	3.63	337,000,000	337,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/15/2026 (d)(e)	3.63	442,000,000	442,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/18/2026 (d)(e)	3.63	172,000,000	172,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/19/2026 (d)(e)	3.63	331,000,000	331,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/22/2026 (d)(e)	3.63	331,000,000	331,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 7/10/2026 (d)(e)	3.63	211,000,000	211,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 7/13/2026 (d)(e)	3.63	794,000,000	794,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 7/13/2026 (d)(e)	3.63	604,000,000	604,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 8/20/2026 (d)(e)	3.63	225,000,000	225,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 8/3/2026 (d)(e)	3.63	456,000,000	456,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 8/3/2026 (d)(e)	3.63	449,000,000	449,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 8/3/2026 (d)(e)	3.63	226,000,000	226,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 8/5/2026 (d)(e)	3.63	1,547,000,000	1,547,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 5/7/2026 (d)(e)	3.64	226,000,000	226,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/10/2026 (d)(e)	3.64	220,000,000	220,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/15/2026 (d)(e)	3.64	829,000,000	829,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/15/2026 (d)(e)	3.64	442,000,000	442,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/15/2026 (d)(e)	3.64	110,000,000	110,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/15/2026 (d)(e)	3.64	110,000,000	110,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/5/2026 (d)(e)	3.64	169,000,000	169,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/8/2026 (d)(e)	3.64	221,000,000	221,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/9/2026 (d)(e)	3.64	540,000,000	540,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 7/17/2026 (d)(e)	3.64	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 7/20/2026 (d)(e)	3.64	59,000,000	59,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 7/23/2026 (d)(e)	3.64	211,000,000	211,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/10/2026 (d)(e)	3.64	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/11/2026 (d)(e)	3.64	223,000,000	223,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/14/2026 (d)(e)	3.64	448,000,000	448,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/17/2026 (d)(e)	3.64	583,000,000	583,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/17/2026 (d)(e)	3.64	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/18/2026 (d)(e)	3.64	225,000,000	225,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/25/2026 (d)(e)	3.64	226,000,000	226,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/28/2026 (d)(e)	3.64	385,000,000	385,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/6/2026 (d)(e)	3.64	241,000,000	241,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 9/2/2026 (d)(e)	3.64	99,000,000	99,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 9/25/2026 (d)(e)	3.64	225,000,000	225,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 9/3/2026 (d)(e)	3.64	499,000,000	499,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 9/4/2026 (d)(e)	3.64	503,000,000	503,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 9/4/2026 (d)(e)	3.64	499,000,000	499,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 9/4/2026 (d)(e)	3.64	446,000,000	446,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 9/9/2026 (d)(e)	3.64	448,000,000	448,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 10/22/2026 (d)(e)	3.65	496,000,000	496,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 10/23/2026 (d)(e)	3.65	451,000,000	451,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 10/23/2026 (d)(e)	3.65	451,000,000	451,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 10/5/2026 (d)(e)	3.65	998,000,000	998,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 10/5/2026 (d)(e)	3.65	446,000,000	446,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 10/5/2026 (d)(e)	3.65	338,000,000	338,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 10/6/2026 (d)(e)	3.65	449,000,000	449,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 5/11/2026 (d)(e)	3.65	44,000,000	44,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 7/15/2026 (d)(e)	3.65	249,000,000	249,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 8/17/2026 (d)(e)	3.65	403,000,000	403,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 8/18/2026 (d)(e)	3.65	45,000,000	45,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 8/24/2026 (d)(e)	3.65	448,000,000	448,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 9/11/2026 (d)(e)	3.65	180,000,000	180,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 9/18/2026 (d)(e)	3.65	269,000,000	269,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 9/21/2026 (d)(e)	3.65	110,000,000	110,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 9/28/2026 (d)(e)	3.65	360,000,000	360,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 9/30/2026 (d)(e)	3.65	453,000,000	453,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 10/29/2026 (d)(e)	3.65	204,000,000	204,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 10/7/2026 (d)(e)	3.65	452,000,000	452,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 10/9/2026 (d)(e)	3.65	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 11/2/2026 (d)(e)	3.65	436,000,000	436,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 11/4/2026 (d)(e)	3.65	447,000,000	447,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 11/5/2026 (d)(e)	3.65	451,000,000	451,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 5/26/2026 (d)(e)	3.65	222,000,000	222,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 5/28/2026 (d)(e)	3.65	395,000,000	395,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 7/10/2026 (d)(e)	3.65	110,000,000	110,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 7/30/2026 (d)(e)	3.65	223,000,000	223,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 9/14/2026 (d)(e)	3.65	111,000,000	111,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 9/15/2026 (d)(e)	3.65	448,000,000	448,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 9/22/2026 (d)(e)	3.65	316,000,000	316,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 9/29/2026 (d)(e)	3.65	224,000,000	224,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 10/19/2026 (d)(e)	3.66	536,000,000	536,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 10/20/2026 (d)(e)	3.66	301,000,000	301,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 11/12/2026 (d)(e)	3.66	450,000,000	450,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 11/16/2026 (d)(e)	3.66	447,000,000	447,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 11/3/2026 (d)(e)	3.66	191,000,000	191,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 12/2/2026 (d)(e)	3.66	446,000,000	446,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 12/3/2026 (d)(e)	3.66	448,000,000	448,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 12/4/2026 (d)(e)	3.66	451,000,000	451,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 12/7/2026 (d)(e)	3.66	447,000,000	447,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 12/8/2026 (d)(e)	3.66	405,000,000	405,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 6/2/2026 (d)(e)	3.66	889,000,000	889,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 6/22/2026 (d)(e)	3.66	442,000,000	442,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 6/24/2026 (d)(e)	3.66	271,000,000	271,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 9/24/2026 (d)(e)	3.66	113,000,000	113,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 9/24/2026 (d)(e)	3.66	43,000,000	43,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 9/4/2026 (d)(e)	3.66	42,000,000	42,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.66% 12/7/2026 (d)(e)	3.66	869,000,000	869,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.66% 6/29/2026 (d)(e)	3.66	667,000,000	667,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.66% 6/29/2026 (d)(e)	3.66	221,000,000	221,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.66% 7/21/2026 (d)(e)	3.66	884,000,000	884,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.66% 7/23/2026 (d)(e)	3.66	443,000,000	443,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.69% 12/1/2026 (d)(e)	3.66	206,000,000	206,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.69% 12/8/2026 (d)(e)	3.66	298,000,000	298,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 1/5/2027 (d)(e)	3.67	412,000,000	412,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 11/30/2026 (d)(e)	3.67	114,000,000	114,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 12/15/2026 (d)(e)	3.67	207,000,000	207,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 12/17/2026 (d)(e)	3.67	414,000,000	414,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 12/21/2026 (d)(e)	3.67	458,000,000	458,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 12/21/2026 (d)(e)	3.67	230,000,000	230,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 12/24/2026 (d)(e)	3.67	458,000,000	458,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 12/24/2026 (d)(e)	3.67	112,000,000	112,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 12/28/2026 (d)(e)	3.67	229,000,000	229,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 12/29/2026 (d)(e)	3.67	228,000,000	228,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 12/9/2026 (d)(e)	3.67	313,000,000	313,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 2/9/2027 (d)(e)	3.67	112,000,000	112,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.695% 1/5/2027 (d)(e)	3.67	229,000,000	229,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.695% 1/7/2027 (d)(e)	3.67	274,000,000	274,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.67% 10/14/2026 (d)(e)	3.67	44,000,000	44,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.67% 3/5/2027 (d)(e)	3.67	112,000,000	112,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.675% 10/2/2026 (d)(e)	3.67	46,000,000	46,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.675% 10/6/2026 (d)(e)	3.67	53,000,000	53,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.675% 4/6/2027 (d)(e)	3.67	78,000,000	78,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.675% 5/27/2027 (d)(e)	3.67	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.68% 5/14/2026 (d)(e)	3.68	76,000,000	76,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.68% 5/20/2027 (d)(e)	3.68	44,000,000	44,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.68% 7/12/2027 (d)(e)	3.68	337,000,000	337,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.68% 7/8/2027 (d)(e)	3.68	111,000,000	111,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.685% 7/9/2027 (d)(e)	3.68	222,500,000	222,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.69% 2/12/2027 (d)(e)	3.69	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.69% 2/5/2027 (d)(e)	3.69	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.69% 7/30/2027 (d)(e)	3.69	113,000,000	113,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.69% 8/20/2027 (d)(e)	3.69	223,000,000	223,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.69% 9/10/2027 (d)(e)	3.69	113,000,000	113,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.695% 8/10/2026 (d)(e)	3.70	307,000,000	307,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.695% 8/12/2026 (d)(e)	3.70	584,000,000	584,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.695% 9/11/2026 (d)(e)	3.69	29,000,000	29,004,192
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.7% 10/22/2027 (d)(e)	3.70	114,000,000	114,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.7% 12/23/2026 (d)(e)	3.70	92,000,000	92,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.7% 12/24/2026 (d)(e)	3.70	162,000,000	162,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.7% 12/30/2026 (d)(e)	3.70	184,000,000	184,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.705% 1/27/2028 (d)(e)	3.71	160,000,000	160,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.705% 11/18/2026 (d)(e)	3.71	328,000,000	328,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.705% 11/27/2026 (d)(e)	3.71	57,000,000	57,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.705% 4/8/2027 (d)(e)	3.70	205,000,000	205,066,235
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 1/4/2028 (d)(e)	3.71	224,000,000	224,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 11/13/2026 (d)(e)	3.71	90,000,000	90,004,167
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 12/11/2026 (d)(e)	3.71	331,000,000	331,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 12/23/2027 (d)(e)	3.71	447,000,000	447,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 12/29/2027 (d)(e)	3.71	88,000,000	88,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 12/30/2027 (d)(e)	3.71	180,000,000	180,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 12/8/2026 (d)(e)	3.71	145,000,000	145,008,336
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 1/26/2028 (d)(e)	3.71	113,000,000	113,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 2/23/2028 (d)(e)	3.71	271,000,000	271,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 3/10/2028 (d)(e)	3.71 to 3.72	418,000,000	417,999,417
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 3/2/2028 (d)(e)	3.71	225,000,000	225,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 3/20/2028 (d)(e)	3.71	113,000,000	113,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 3/23/2028 (d)(e)	3.71	90,000,000	90,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 4/13/2028 (d)(e)	3.71	160,000,000	160,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 4/17/2028 (d)(e)	3.71	114,000,000	114,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 4/21/2028 (d)(e)	3.71	115,000,000	115,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 6/24/2026 (d)(e)	3.71	25,000,000	25,001,372
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.72% 12/6/2027 (d)(e)	3.72	297,000,000	297,087,146
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.72% 12/7/2027 (d)(e)	3.72	456,000,000	456,134,185
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.72% 12/8/2027 (d)(e)	3.72	450,000,000	450,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.72% 12/9/2027 (d)(e)	3.72	562,000,000	562,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.72% 2/12/2027 (d)(e)	3.72	113,000,000	113,043,760
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.72% 3/1/2027 (d)(e)	3.72	94,000,000	94,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.72% 5/13/2026 (d)(e)	3.72	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.725% 2/12/2027 (d)(e)	3.72	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.725% 2/25/2027 (d)(e)	3.72 to 3.73	285,000,000	285,094,035
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.725% 4/14/2027 (d)(e)	3.73	86,000,000	85,990,401
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.725% 6/11/2027 (d)(e)	3.73	92,000,000	91,994,161
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.73% 6/10/2027 (d)(e)	3.73	225,000,000	225,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.73% 6/22/2026 (d)(e)	3.73	106,000,000	106,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.73% 6/24/2026 (d)(e)	3.73	134,000,000	134,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.73% 6/25/2026 (d)(e)	3.73	128,000,000	128,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.73% 6/26/2026 (d)(e)	3.73	213,000,000	213,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.73% 6/7/2027 (d)(e)	3.73	70,000,000	70,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 3.735% 2/18/2027 (d)(e)	3.73	30,000,000	30,000,638
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.74% 2/12/2027 (d)(e)	3.74	23,000,000	23,012,440
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.74% 7/15/2027 (d)(e)	3.74	22,000,000	21,996,981
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.74% 7/19/2027 (d)(e)	3.74	109,000,000	108,984,917
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.74% 7/21/2027 (d)(e)	3.74	43,960,000	43,953,932
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 3.745% 7/30/2027 (d)(e)	3.75	689,000,000	689,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.75% 6/21/2027 (d)(e)	3.75	242,000,000	242,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.75% 6/22/2027 (d)(e)	3.75	217,000,000	217,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 3.755% 2/5/2027 (d)(e)	3.75	82,000,000	82,051,291
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 10/20/2027 (d)(e)	3.76	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 2/5/2027 (d)(e)	3.76	127,000,000	127,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 4/16/2027 (d)(e)	3.76	107,000,000	107,022,914
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 4/23/2027 (d)(e)	3.76	85,650,000	85,666,723
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 6/24/2027 (d)(e)	3.76	276,000,000	276,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 6/30/2027 (d)(e)	3.76	185,000,000	185,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 9/10/2027 (d)(e)	3.76	221,000,000	221,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 9/7/2027 (d)(e)	3.76	108,000,000	108,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 9/8/2027 (d)(e)	3.76	66,000,000	66,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 3.765% 1/6/2027 (d)(e)	3.76	41,000,000	41,018,913
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.77% 10/29/2026 (d)(e)	3.77	65,125,000	65,130,937
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.77% 7/22/2026 (d)(e)	3.77	6,666,667	6,666,666
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.77% 8/21/2026 (d)(e)	3.77	418,000,000	418,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.77% 9/10/2026 (d)(e)	3.77	104,000,000	104,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.77% 9/4/2026 (d)(e)	3.77	311,000,000	311,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 3.775% 8/26/2027 (d)(e)	3.77	896,000,000	896,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 3.775% 9/25/2026 (d)(e)	3.77	827,000,000	827,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 3.78% 11/19/2027 (d)(e)	3.78	995,000,000	995,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.17%, 3.8% 11/12/2027 (d)(e)	3.80	996,000,000	996,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.17%, 3.8% 11/5/2027 (d)(e)	3.80	245,250,000	245,250,000
Freddie Mac Discount Notes 0% 9/21/2026	3.72	450,000,000	443,475,625
Freddie Mac U.S. SOFR Index + 0.08%, 3.71% 11/5/2026 (d)(e)	3.71	1,119,000,000	1,119,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 3.74% 5/7/2026 (d)(e)	3.74	390,000,000	390,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.77% 10/16/2026 (d)(e)	3.77	1,004,000,000	1,004,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.77% 10/29/2026 (d)(e)	3.77	707,000,000	707,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.77% 9/23/2026 (d)(e)	3.77	1,253,000,000	1,253,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.77% 9/4/2026 (d)(e)	3.77	436,000,000	436,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $143,057,661,655)			143,057,661,655

U.S. Treasury Obligations - 28.6%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/21/2027	3.51 to 3.52	3,385,000,000	3,300,493,154
US Treasury Bills 0% 10/1/2026	3.67 to 3.71	5,038,000,000	4,960,725,337
US Treasury Bills 0% 10/15/2026	3.68	2,266,000,000	2,228,052,682
US Treasury Bills 0% 10/29/2026	3.69	1,105,000,000	1,085,225,109
US Treasury Bills 0% 10/8/2026	3.68 to 3.71	3,713,100,000	3,653,379,420
US Treasury Bills 0% 12/24/2026	3.50 to 3.53	1,023,000,000	1,000,174,923
US Treasury Bills 0% 2/18/2027	3.57	360,000,000	349,891,500
US Treasury Bills 0% 3/18/2027	3.68	200,000,000	193,669,167
US Treasury Bills 0% 4/15/2027	3.71	407,000,000	392,874,613
US Treasury Bills 0% 5/12/2026	3.55 to 3.65	3,579,000,000	3,575,156,096
US Treasury Bills 0% 5/14/2026	3.56 to 4.09	5,681,274,000	5,673,672,736
US Treasury Bills 0% 5/19/2026	3.60 to 3.66	2,225,000,000	2,221,009,501
US Treasury Bills 0% 5/21/2026	3.62 to 3.78	3,046,000,000	3,039,783,101
US Treasury Bills 0% 5/26/2026	3.62 to 3.65	5,500,311,400	5,486,550,303
US Treasury Bills 0% 5/28/2026	3.65 to 3.74	2,627,000,000	2,619,783,372
US Treasury Bills 0% 5/5/2026	3.56 to 3.58	1,371,000,000	1,370,462,536
US Treasury Bills 0% 5/7/2026	3.63 to 3.77	4,428,000,000	4,425,298,642
US Treasury Bills 0% 6/18/2026	3.64	2,230,000,000	2,219,266,266
US Treasury Bills 0% 7/14/2026	3.64	2,290,900,000	2,273,947,340
US Treasury Bills 0% 7/16/2026	3.55	1,713,456,800	1,700,832,431
US Treasury Bills 0% 7/2/2026	3.54 to 3.56	4,589,000,000	4,561,429,896
US Treasury Bills 0% 7/21/2026	3.65	2,200,000,000	2,182,130,497
US Treasury Bills 0% 7/28/2026	3.66 to 3.68	5,001,000,000	4,956,567,904
US Treasury Bills 0% 7/7/2026	3.64	797,000,000	791,660,100
US Treasury Bills 0% 7/9/2026	3.54 to 4.11	6,639,156,000	6,591,716,081
US Treasury Bills 0% 8/18/2026	3.66 to 3.67	2,977,500,000	2,944,825,243
US Treasury Bills 0% 8/20/2026	3.56	2,085,000,000	2,062,499,378
US Treasury Bills 0% 8/27/2026	3.59	1,274,000,000	1,259,259,112
US Treasury Bills 0% 8/6/2026	3.91 to 4.12	1,171,000,000	1,158,978,076
US Treasury Bills 0% 9/1/2026	3.69	505,000,000	498,916,486
US Treasury Bills 0% 9/17/2026	3.64 to 3.69	1,461,000,000	1,440,811,141
US Treasury Bills 0% 9/24/2026	3.70	5,496,100,000	5,415,188,243
US Treasury Bills 0% 9/3/2026	3.60	4,103,900,000	4,053,527,477
US Treasury Notes 0.625% 3/31/2027	3.61	200,000,000	194,682,855
US Treasury Notes 0.625% 7/31/2026	3.72 to 4.11	1,485,000,000	1,473,099,775
US Treasury Notes 0.75% 5/31/2026	3.81 to 3.87	353,000,000	352,125,877
US Treasury Notes 0.75% 8/31/2026	3.92 to 4.16	946,000,000	935,968,324
US Treasury Notes 0.875% 6/30/2026	3.73	109,000,000	108,491,870
US Treasury Notes 0.875% 9/30/2026	3.85	197,000,000	194,630,710
US Treasury Notes 1.125% 10/31/2026	3.64	269,000,000	265,703,748
US Treasury Notes 1.125% 2/28/2027	3.61 to 3.74	201,000,000	196,849,848
US Treasury Notes 1.25% 11/30/2026	3.75	20,000,000	19,714,960
US Treasury Notes 1.25% 12/31/2026	3.64 to 3.75	500,000,000	491,942,686
US Treasury Notes 1.375% 8/31/2026	3.93	98,000,000	97,186,819
US Treasury Notes 1.5% 1/31/2027	3.56 to 3.77	699,000,000	688,294,060
US Treasury Notes 1.625% 11/30/2026	3.75	80,000,000	79,030,701
US Treasury Notes 1.625% 5/15/2026	3.72 to 4.07	1,118,000,000	1,117,001,750
US Treasury Notes 1.625% 9/30/2026	3.68 to 3.78	548,000,000	543,321,675
US Treasury Notes 1.875% 2/28/2027	3.57 to 3.78	2,481,000,000	2,444,288,727
US Treasury Notes 1.875% 7/31/2026	4.01	40,000,000	39,793,770
US Treasury Notes 2.125% 5/31/2026	3.85 to 4.02	80,000,000	79,883,502
US Treasury Notes 2.25% 2/15/2027	3.59	299,000,000	295,914,148
US Treasury Notes 2.5% 3/31/2027	3.58 to 3.61	2,080,000,000	2,059,733,350
US Treasury Notes 2.75% 4/30/2027	3.79	203,000,000	200,959,255
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.099%, 3.7422% 1/31/2028 (d)(e)	3.74	5,081,700,000	5,081,175,954
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.103%, 3.7462% 4/30/2028 (d)(e)	3.75	745,000,000	745,000,000
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.19%, 3.8332% 10/31/2027 (d)(e)	3.83	4,661,000,000	4,661,940,083
US Treasury Notes 3.625% 5/15/2026	3.73 to 3.74	171,000,000	170,993,026
US Treasury Notes 3.75% 4/30/2027	3.79	200,000,000	199,928,508
US Treasury Notes 3.75% 8/31/2026	3.60 to 3.96	1,886,000,000	1,886,700,055
US Treasury Notes 3.875% 3/31/2027	3.58 to 3.75	1,880,000,000	1,884,183,488
US Treasury Notes 4.125% 1/31/2027	3.57 to 3.78	1,559,000,000	1,564,650,855
US Treasury Notes 4.125% 10/31/2026	3.64 to 3.83	563,000,000	563,947,886
US Treasury Notes 4.125% 2/15/2027	3.71	51,000,000	51,164,325
US Treasury Notes 4.125% 2/28/2027	3.58 to 3.84	3,154,000,000	3,164,372,813
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	945,000,000	944,987,406
US Treasury Notes 4.25% 11/30/2026	3.58 to 3.75	517,000,000	518,899,040
US Treasury Notes 4.25% 12/31/2026	3.56 to 3.76	1,209,000,000	1,214,135,500
US Treasury Notes 4.375% 12/15/2026	3.57	100,000,000	100,492,522
US Treasury Notes 4.375% 7/31/2026	3.73 to 4.08	1,749,000,000	1,751,431,789
US Treasury Notes 4.375% 8/15/2026	3.77 to 3.79	593,000,000	594,005,415
US Treasury Notes 4.5% 7/15/2026	3.63 to 3.74	220,000,000	220,363,259
US Treasury Notes 4.625% 6/30/2026	3.74 to 4.20	1,085,000,000	1,086,467,233
US Treasury Notes 4.875% 5/31/2026	3.83 to 4.06	1,710,000,000	1,711,348,387
TOTAL U.S. TREASURY OBLIGATIONS (Cost $129,682,563,817)			129,682,563,817

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $457,994,334,847)	457,994,334,847
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(5,282,393,245)
NET ASSETS - 100.0%	452,711,941,602

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	3.65	4/2026	5/2026	625,000,000	625,063,368	Agency Mortgage-Backed Securities	2.00 - 7.00	3/2033 - 4/2056	599,720,112
						U.S. Treasuries (including strips)	0.63 - 4.88	1/2028 - 11/2033	37,844,584
									637,564,696
BMO Capital Markets Corp	3.65	4/2026	5/2026	89,000,000	89,009,024	U.S. Treasuries (including strips)	2.50 - 5.50	8/2028 - 11/2054	91,466,416
BMO Chicago Branch	3.68	4/2026	5/2026	90,000,000	90,294,400	Agency Mortgage-Backed Securities	5.19 - 6.50	4/2061 - 4/2066	91,865,689
BMO Chicago Branch	3.69	3/2026	5/2026	353,000,000	354,990,038	Agency Mortgage-Backed Securities	2.00 - 6.00	2/2041 - 1/2059	361,388,622
BMO Chicago Branch	3.69	3/2026	5/2026	459,000,000	461,305,328	Agency Mortgage-Backed Securities	1.50 - 6.50	1/2032 - 5/2056	469,955,573
BMO Chicago Branch	3.70	3/2026	5/2026	441,000,000	443,220,925	Agency Mortgage-Backed Securities	2.00 - 6.50	2/2032 - 3/2063	451,623,029
BMO Chicago Branch	3.69	3/2026	5/2026	353,000,000	354,519,665	Agency Mortgage-Backed Securities	2.00 - 7.00	4/2041 - 5/2056	361,425,528
Bank of Montreal	3.68	4/2026	5/2026	179,000,000	179,530,636	Agency Mortgage-Backed Securities	4.12 - 4.92	3/2029 - 10/2029	179,655,892
						Agency Collateralized Mortgage Obligation	4.00 - 5.39	2/2048 - 5/2055	3,027,463
						Agency Debentures and Agency Strips	3.25	8/2052	699
									182,684,054
Bank of Montreal	3.68	4/2026	5/2026	251,000,000	251,821,049	Agency Mortgage-Backed Securities	2.50 - 7.15	7/2029 - 12/2067	160,223,449
						U.S. Treasuries (including strips)	2.88 - 5.00	5/2033 - 11/2046	96,412,393
									256,635,842
Bank of Montreal	3.67	4/2026	5/2026	65,000,000	65,212,044	U.S. Treasuries (including strips)	1.38 - 4.63	11/2027 - 8/2051	66,813,189
Barclays Bank PLC	3.65	4/2026	5/2026	324,000,000	324,985,500	U.S. Treasuries (including strips)	0.00 - 4.13	7/2026 - 5/2040	331,083,139
Barclays Bank PLC	3.66	4/2026	5/2026	806,000,000	806,081,943	Agency Mortgage-Backed Securities	1.50 - 13.37	9/2027 - 7/2060	402,807,492
						Agency Collateralized Mortgage Obligation	1.00 - 10.14	3/2037 - 1/2067	423,097,353
									825,904,845
BofA Securities, Inc.	3.65(f)	3/2026	7/2026	175,000,000	177,164,653	Agency Mortgage-Backed Securities	1.50 - 7.00	7/2029 - 3/2076	179,462,016
BofA Securities, Inc.	3.65(f)	3/2026	7/2026	175,000,000	177,164,653	Agency Mortgage-Backed Securities	2.00 - 7.50	5/2027 - 4/2056	166,130,759
						Agency Debentures and Agency Strips	1.90	9/2033	13,385,997
									179,516,756
BofA Securities, Inc.	3.64(f)	2/2026	6/2026	236,000,000	238,863,466	U.S. Treasuries (including strips)	3.63 - 3.88	12/2030 - 8/2034	242,849,779
BofA Securities, Inc.	3.64(f)	1/2026	6/2026	78,000,000	79,017,380	U.S. Treasuries (including strips)	4.13	5/2032	80,352,894
BofA Securities, Inc.	3.64(f)	1/2026	6/2026	431,000,000	436,447,361	U.S. Treasuries (including strips)	3.88 - 4.13	3/2032 - 4/2033	443,822,860
Canadian Imperial Bank of Commerce	3.74	4/2026	6/2026	22,000,000	22,111,992	Agency Mortgage-Backed Securities	2.26 - 6.50	1/2030 - 12/2055	1,992,106
						Agency Collateralized Mortgage Obligation	2.00 - 6.50	4/2038 - 9/2073	20,948,621
									22,940,727
Canadian Imperial Bank of Commerce	3.67	4/2026	5/2026	31,000,000	31,101,129	U.S. Treasuries (including strips)	0.00 - 4.75	8/2026 - 8/2055	31,668,486
Canadian Imperial Bank of Commerce	3.67	4/2026	5/2026	445,000,000	446,360,958	Agency Mortgage-Backed Securities	1.39 - 7.00	4/2028 - 5/2058	328,426,091
						U.S. Treasuries (including strips)	0.00 - 5.00	6/2026 - 8/2055	126,323,250
									454,749,341
Canadian Imperial Bank of Commerce	3.66	4/2026	5/2026	388,000,000	389,183,400	U.S. Treasuries (including strips)	0.00 - 4.75	5/2026 - 2/2056	397,969,649
Canadian Imperial Bank of Commerce	3.67	4/2026	5/2026	846,000,000	847,811,145	U.S. Treasuries (including strips)	0.00 - 5.00	5/2026 - 2/2056	866,381,743
Canadian Imperial Bank of Commerce	3.66	4/2026	5/2026	226,000,000	226,689,300	U.S. Treasuries (including strips)	0.00 - 4.88	6/2026 - 2/2056	231,183,964
Citigroup Global Capital Markets Inc	3.70(f)	4/2026	7/2026	933,000,000	938,945,284	Agency Mortgage-Backed Securities	1.98 - 6.79	1/2030 - 5/2056	951,660,941
						U.S. Treasuries (including strips)	3.75	10/2032	96,689
									951,757,630
Citigroup Global Capital Markets Inc	3.69(f)	4/2026	6/2026	934,000,000	939,935,570	Agency Mortgage-Backed Securities	1.41 - 5.38	8/2030 - 4/2032	952,680,813
						U.S. Treasuries (including strips)	3.75	10/2032	1,669,861
									954,350,674
Citigroup Global Capital Markets Inc	3.69(f)	4/2026	6/2026	1,628,000,000	1,638,345,940	Agency Mortgage-Backed Securities	3.31 - 6.61	3/2032 - 8/2035	1,660,560,951
						U.S. Treasuries (including strips)	3.75	10/2032	3,920,831
									1,664,481,782
Citigroup Global Capital Markets Inc	3.68(f)	4/2026	6/2026	929,000,000	934,887,795	U.S. Treasuries (including strips)	0.00 - 4.13	2/2027 - 4/2033	949,811,899
Credit AG	3.67	4/2026	5/2026	214,000,000	214,654,483	U.S. Treasuries (including strips)	1.13 - 4.63	11/2026 - 11/2052	218,647,006
FICC JP Morgan SEC GC Repo (Gov)	3.65	4/2026	5/2026	5,449,000,000	5,449,552,468	U.S. Treasuries (including strips)	0.75 - 4.13	6/2027 - 11/2041	5,558,543,597
FICC Wells Fargo Bank Gc Repo(Gov)	3.66	4/2026	5/2026	283,000,000	283,201,402	U.S. Treasuries (including strips)	1.25 - 3.75	6/2028 - 10/2032	288,689,414
FICC Wells Fargo Bank Gc Repo(Gov)	3.66	4/2026	5/2026	966,000,000	966,687,470	U.S. Treasuries (including strips)	0.50 - 4.38	10/2026 - 5/2034	985,420,264
FICC Wells Fargo Bank Gc Repo(Gov)	3.68	4/2026	5/2026	177,000,000	177,126,653	U.S. Treasuries (including strips)	3.88 - 4.13	3/2028 - 4/2033	180,558,550
FICC Wells Fargo Bank Gc Repo(Gov)	3.64	4/2026	5/2026	2,168,863,000	2,169,082,296	U.S. Treasuries (including strips)	1.13 - 5.00	3/2030 - 11/2055	2,212,464,020
Fixed Income Clearing Corp - BNP	3.64	4/2026	5/2026	3,860,000,000	3,860,390,289	U.S. Treasuries (including strips)	0.63 - 5.00	5/2028 - 2/2056	3,937,598,171
Fixed Income Clearing Corp - BNP	3.64	4/2026	5/2026	4,012,078,000	4,012,483,666	U.S. Treasuries (including strips)	0.63 - 5.00	7/2026 - 2/2055	4,092,733,341
Fixed Income Clearing Corp - BNYM	3.64	4/2026	5/2026	6,144,000,000	6,144,621,227	U.S. Treasuries (including strips)	0.13 - 3.75	4/2027 - 1/2033	6,266,880,089
Fixed Income Clearing Corp - BONY	3.65	4/2026	5/2026	5,808,000,000	5,808,588,867	Agency Mortgage-Backed Securities	1.50 - 7.50	3/2031 - 1/2058	5,907,441,291
						U.S. Treasuries (including strips)	1.25 - 4.13	3/2028 - 2/2036	16,718,710
									5,924,160,001
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	654,000,000	654,465,430	U.S. Treasuries (including strips)	2.25 - 4.50	8/2039 - 5/2052	667,148,102
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	1,062,000,000	1,062,755,790	U.S. Treasuries (including strips)	0.00 - 6.75	6/2026 - 8/2053	1,083,350,147
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	1,471,000,000	1,472,046,862	U.S. Treasuries (including strips)	3.00 - 4.63	8/2028 - 2/2049	1,500,572,546
Fixed Income Clearing Corp - Barclays	3.68	4/2026	5/2026	981,000,000	981,701,960	U.S. Treasuries (including strips)	2.25 - 4.38	11/2039 - 2/2043	1,000,722,342
Fixed Income Clearing Corp - Barclays	3.68	4/2026	5/2026	655,000,000	655,468,689	U.S. Treasuries (including strips)	2.25 - 4.88	5/2026 - 2/2056	668,168,324
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	1,226,000,000	1,226,124,643	U.S. Treasuries (including strips)	2.38 - 4.75	7/2026 - 5/2048	1,250,647,149
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	3,267,000,000	3,267,332,145	U.S. Treasuries (including strips)	0.00 - 6.13	5/2026 - 11/2035	3,332,678,843
Fixed Income Clearing Corp - CIBC	3.65	4/2026	5/2026	3,488,000,000	3,488,353,644	U.S. Treasuries (including strips)	1.13 - 4.13	4/2028 - 8/2053	3,560,531,256
Fixed Income Clearing Corp - Credit Agricole	3.67	4/2026	5/2026	3,694,000,000	3,694,376,583	U.S. Treasuries (including strips)	2.38 - 4.63	6/2027 - 5/2048	3,817,474,721
Fixed Income Clearing Corp - Credit Agricole	3.67	4/2026	5/2026	3,255,000,000	3,255,331,829	U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 2/2056	3,320,438,466
Fixed Income Clearing Corp - Credit Agricole	3.65	4/2026	5/2026	651,000,000	651,066,004	U.S. Treasuries (including strips)	1.25 - 4.50	7/2026 - 8/2033	664,087,406
Fixed Income Clearing Corp - Goldman	3.65	4/2026	5/2026	3,036,000,000	3,036,307,817	U.S. Treasuries (including strips)	0.50 - 4.00	7/2027 - 8/2030	3,097,033,976
Fixed Income Clearing Corp - Goldman	3.64	4/2026	5/2026	9,083,000,000	9,083,918,392	U.S. Treasuries (including strips)	0.00 - 5.25	5/2026 - 12/2030	9,265,596,760
Fixed Income Clearing Corp - ING	3.73	4/2026	6/2026	936,000,000	940,752,020	Agency Mortgage-Backed Securities	2.00 - 7.00	6/2035 - 5/2056	954,818,027
						U.S. Treasuries (including strips)	3.38	9/2028	893
									954,818,920
Fixed Income Clearing Corp - ING	3.65	4/2026	5/2026	490,000,000	490,049,681	U.S. Treasuries (including strips)	3.50	1/2028	499,441,489
Fixed Income Clearing Corp - ING	3.65	4/2026	5/2026	1,072,000,000	1,072,108,689	Agency Mortgage-Backed Securities	1.50 - 7.00	7/2034 - 5/2058	1,093,549,870
						U.S. Treasuries (including strips)	2.75	7/2027	993
									1,093,550,863
Fixed Income Clearing Corp - ING	3.64	4/2026	5/2026	4,248,000,000	4,248,429,520	U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 2/2055	4,333,398,110
Fixed Income Clearing Corp - Mizuho	3.65	4/2026	5/2026	1,785,000,000	1,785,180,979	Agency Mortgage-Backed Securities	1.50 - 8.00	1/2027 - 5/2056	1,584,343,948
						U.S. Treasuries (including strips)	1.13 - 4.13	11/2027 - 2/2048	236,540,651
									1,820,884,599
Fixed Income Clearing Corp - Morgan Stanley	3.65	4/2026	5/2026	6,812,000,000	6,812,690,661	Agency Mortgage-Backed Securities	1.50 - 8.50	6/2027 - 4/2056	6,923,516,607
						U.S. Treasuries (including strips)	2.00 - 3.50	2/2027 - 8/2052	25,427,868
									6,948,944,475
Fixed Income Clearing Corp - Morgan Stanley	3.65	4/2026	5/2026	2,151,000,000	2,151,218,088	Agency Mortgage-Backed Securities	2.00 - 7.50	3/2034 - 4/2056	2,174,535,805
						U.S. Treasuries (including strips)	0.00 - 4.63	10/2026 - 11/2048	19,706,644
									2,194,242,449
Fixed Income Clearing Corp - Morgan Stanley	3.65	4/2026	5/2026	6,453,000,000	6,453,654,263	Agency Mortgage-Backed Securities	1.50 - 8.00	3/2027 - 5/2056	6,583,461,112
Fixed Income Clearing Corp - Morgan Stanley	3.65	4/2026	5/2026	6,095,000,000	6,095,617,965	Agency Mortgage-Backed Securities	1.50 - 8.00	9/2026 - 10/2056	6,217,530,325
Fixed Income Clearing Corp - Natixis	3.65	4/2026	5/2026	2,279,000,000	2,279,231,065	U.S. Treasuries (including strips)	2.38 - 4.38	5/2027 - 12/2029	2,325,201,797
Fixed Income Clearing Corp - Natwest	3.65	4/2026	5/2026	31,000,000	31,003,143	U.S. Treasuries (including strips)	2.88	5/2028	31,623,235
Fixed Income Clearing Corp - Nomura	3.65	4/2026	5/2026	2,364,000,000	2,364,239,683	U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 11/2035	2,411,524,511
Fixed Income Clearing Corp - Northern Trust	3.64	4/2026	5/2026	4,572,000,000	4,572,462,280	U.S. Treasuries (including strips)	0.38 - 3.88	7/2027 - 10/2027	4,665,110,933
Fixed Income Clearing Corp - State Street Bank	3.65	4/2026	5/2026	1,972,000,000	1,972,199,939	Agency Mortgage-Backed Securities	1.50 - 7.00	4/2028 - 5/2056	2,012,000,841
						U.S. Treasuries (including strips)	1.38 - 4.63	2/2029 - 11/2052	2,396,844
									2,014,397,685
Fixed Income Clearing Corp - State Street Bank	3.64	4/2026	5/2026	4,902,000,000	4,902,495,647	U.S. Treasuries (including strips)	1.00 - 4.13	6/2028 - 8/2028	4,999,721,827
Goldman Sachs & Co LLC	3.65	4/2026	5/2026	714,000,000	714,072,392	Agency Mortgage-Backed Securities	2.00 - 7.00	1/2028 - 12/2067	724,481,256
						Agency Debentures and Agency Strips	4.98	5/2042	3,872,584
									728,353,840
JP Morgan Securities, LLC	3.75(f)	4/2026	8/2026	234,000,000	236,778,750	Agency Collateralized Mortgage Obligation	2.00 - 6.00	5/2037 - 2/2056	158,438,130
						Agency Debentures and Agency Strips	2.00 - 6.50	6/2030 - 10/2055	83,036,327
									241,474,457
JP Morgan Securities, LLC	3.75(f)	4/2026	8/2026	232,000,000	234,900,000	Agency Collateralized Mortgage Obligation	2.50 - 6.50	6/2042 - 1/2056	180,262,388
						Agency Debentures and Agency Strips	3.00 - 5.50	5/2044 - 2/2057	59,296,140
									239,558,528
JP Morgan Securities, LLC	3.65(f)	4/2026	5/2026	3,202,000,000	3,212,064,064	U.S. Treasuries (including strips)	3.63 - 4.63	8/2028 - 9/2028	3,270,701,409
JP Morgan Securities, LLC	3.64(f)	4/2026	5/2026	4,789,000,000	4,803,526,633	U.S. Treasuries (including strips)	3.63 - 3.88	3/2028 - 4/2029	4,893,230,740
JP Morgan Securities, LLC	3.65(f)	4/2026	5/2026	3,166,000,000	3,175,950,914	U.S. Treasuries (including strips)	3.50 - 4.38	5/2028 - 5/2034	3,236,213,770
Lloyds Bank Corp Mrkts	3.66	4/2026	5/2026	360,000,000	360,256,200	U.S. Treasuries (including strips)	0.63 - 4.75	2/2027 - 2/2056	367,596,664
Lloyds Bank PLC	3.72	4/2026	7/2026	104,000,000	104,977,947	U.S. Treasuries (including strips)	0.50 - 6.75	8/2026 - 8/2047	106,189,932
Lloyds Bank PLC	3.72	4/2026	7/2026	207,000,000	208,946,490	U.S. Treasuries (including strips)	0.50 - 6.75	8/2026 - 8/2047	211,608,036
Lloyds Bank PLC	3.72	4/2026	7/2026	207,000,000	208,794,345	U.S. Treasuries (including strips)	0.50 - 6.75	8/2026 - 8/2047	211,728,938
Lloyds Bank PLC	3.73	3/2026	6/2026	204,000,000	206,071,394	U.S. Treasuries (including strips)	0.50 - 6.75	8/2026 - 8/2047	209,279,520
Lloyds Bank PLC	3.73	3/2026	6/2026	102,000,000	103,046,265	U.S. Treasuries (including strips)	0.88 - 4.63	6/2027 - 8/2047	104,602,862
Lloyds Bank PLC	3.73	3/2026	6/2026	205,000,000	207,102,788	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 8/2034	210,439,553
Lloyds Bank PLC	3.72	2/2026	5/2026	203,000,000	204,950,830	U.S. Treasuries (including strips)	0.50 - 4.63	6/2027 - 8/2047	208,700,345
Lloyds Bank PLC	3.72	2/2026	5/2026	204,000,000	205,960,440	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 8/2047	209,889,871
Lloyds Bank PLC	3.72	2/2026	5/2026	204,000,000	205,876,120	U.S. Treasuries (including strips)	0.63 - 4.63	6/2027 - 8/2047	209,674,538
Lloyds Bank PLC	3.73	2/2026	5/2026	204,000,000	205,881,164	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 8/2047	209,832,101
Lloyds Bank PLC	3.71	2/2026	5/2026	206,000,000	208,207,862	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 8/2047	212,245,860
Lloyds Bank PLC	3.70	2/2026	5/2026	204,000,000	206,033,767	U.S. Treasuries (including strips)	0.63 - 4.63	6/2027 - 8/2047	210,145,007
Lloyds Bank PLC	3.72	2/2026	5/2026	203,000,000	204,929,854	U.S. Treasuries (including strips)	0.50 - 4.38	4/2027 - 8/2047	209,271,699
MUFG Securities (Canada), Ltd.	3.71	4/2026	7/2026	233,000,000	234,944,967	Agency Mortgage-Backed Securities	1.50 - 6.50	8/2035 - 2/2057	229,452,434
						U.S. Treasuries (including strips)	0.00 - 4.75	7/2026 - 11/2053	8,234,029
									237,686,463
MUFG Securities (Canada), Ltd.	3.70	4/2026	7/2026	207,000,000	208,723,275	U.S. Treasuries (including strips)	0.00 - 4.88	7/2026 - 2/2054	211,191,492
MUFG Securities EMEA PLC	3.66	4/2026	5/2026	404,000,000	405,930,447	U.S. Treasuries (including strips)	0.50 - 4.38	7/2027 - 12/2029	412,826,935
MUFG Securities EMEA PLC	3.67	4/2026	5/2026	485,000,000	486,928,279	U.S. Treasuries (including strips)	0.50 - 4.63	7/2027 - 2/2035	495,934,057
MUFG Securities EMEA PLC	3.65	4/2026	5/2026	572,000,000	572,057,994	U.S. Treasuries (including strips)	0.00 - 3.50	7/2026 - 3/2029	583,440,832
Mizuho Bank, Ltd.	3.66	4/2026	5/2026	326,000,000	326,033,143	U.S. Treasuries (including strips)	1.63	5/2031	333,367,942
Morgan Stanley & Co LLC	3.65	4/2026	5/2026	4,299,000,000	4,299,435,871	Agency Mortgage-Backed Securities	2.00 - 8.00	7/2026 - 3/2066	2,528,362,645
						U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 2/2050	1,656,008,962
						Agency Debentures and Agency Strips	3.82 - 4.52	2/2029 - 3/2033	201,156,629
									4,385,528,236
Morgan Stanley & Co LLC	3.65	4/2026	5/2026	1,791,000,000	1,791,181,588	Agency Mortgage-Backed Securities	2.00 - 7.00	7/2026 - 9/2061	1,160,158,136
						U.S. Treasuries (including strips)	0.00 - 4.63	5/2030 - 5/2053	619,586,880
						Agency Debentures and Agency Strips	2.65 - 4.50	9/2026 - 3/2033	47,260,204
									1,827,005,220
Morgan Stanley & Co LLC	3.65	4/2026	5/2026	1,791,000,000	1,791,181,588	Agency Mortgage-Backed Securities	1.50 - 8.00	5/2026 - 3/2065	1,750,231,641
						U.S. Treasuries (including strips)	0.00 - 4.63	11/2026 - 11/2045	74,451,029
						Agency Debentures and Agency Strips	2.83 - 3.73	8/2027 - 12/2029	2,322,549
									1,827,005,219
NatWest Market Securities Inc	3.66	4/2026	5/2026	321,000,000	321,228,445	U.S. Treasuries (including strips)	0.63 - 4.63	6/2026 - 10/2032	327,519,938
Norinchukin Bank	3.66	4/2026	5/2026	208,000,000	208,148,027	U.S. Treasuries (including strips)	3.38 - 4.38	5/2033 - 8/2043	212,160,003
RBC Dominion Securities	3.68	4/2026	7/2026	1,788,000,000	1,805,180,693	Agency Mortgage-Backed Securities	2.00 - 8.00	1/2028 - 10/2067	1,127,749,076
						U.S. Treasuries (including strips)	0.00 - 4.88	8/2026 - 2/2056	699,597,596
									1,827,346,672
RBC Dominion Securities	3.68	4/2026	6/2026	1,139,000,000	1,145,753,004	Agency Mortgage-Backed Securities	1.50 - 6.50	7/2043 - 4/2056	127,073,398
						U.S. Treasuries (including strips)	0.00 - 4.88	4/2027 - 8/2055	1,041,900,129
									1,168,973,527
RBC Dominion Securities	3.67	4/2026	6/2026	101,000,000	101,597,191	U.S. Treasuries (including strips)	0.00 - 4.75	9/2026 - 11/2054	103,211,647
RBC Dominion Securities	3.67	4/2026	6/2026	977,000,000	981,880,386	U.S. Treasuries (including strips)	0.00 - 4.75	7/2026 - 8/2054	997,492,054
RBC Financial Group	3.69	4/2026	10/2026	803,000,000	815,675,355	Agency Mortgage-Backed Securities	2.00 - 8.00	6/2032 - 5/2056	215,857,836
						U.S. Treasuries (including strips)	0.00 - 3.85	5/2026 - 11/2055	608,754,343
									824,612,179
RBC Financial Group	3.65	1/2026	6/2026	452,000,000	458,690,856	Agency Mortgage-Backed Securities	1.56 - 6.50	1/2030 - 3/2056	369,837,329
						U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 2/2056	96,015,564
									465,852,893
RBC Financial Group	3.65	1/2026	6/2026	210,000,000	213,129,875	Agency Mortgage-Backed Securities	1.65 - 6.50	9/2028 - 10/2055	214,965,749
						U.S. Treasuries (including strips)	0.00 - 4.13	6/2026 - 2/2054	1,394,840
									216,360,589
Royal Bank of Canada	3.66	4/2026	5/2026	537,000,000	537,382,165	U.S. Treasuries (including strips)	0.75 - 4.63	8/2026 - 2/2055	548,220,195
SMBC Nikko Securities America Inc	3.65	4/2026	5/2026	430,000,000	430,043,597	Agency Mortgage-Backed Securities	1.50 - 6.00	11/2028 - 4/2056	438,572,446
						U.S. Treasuries (including strips)	3.50	2/2029	72,024
									438,644,470
SMBC Nikko Securities America Inc	3.65	4/2026	5/2026	1,206,000,000	1,206,122,275	U.S. Treasuries (including strips)	0.00 - 5.25	5/2026 - 11/2055	1,230,743,963
Societe Generale	3.66	4/2026	5/2026	654,000,000	654,465,430	U.S. Treasuries (including strips)	3.25 - 4.38	6/2027 - 8/2054	668,754,726
Sumitomo Mitsui Banking Corp	3.72	4/2026	7/2026	63,687,500	64,286,375	U.S. Treasuries (including strips)	4.38	8/2028 - 12/2029	65,066,074
Sumitomo Mitsui Banking Corp	3.70	4/2026	5/2026	73,000,000	73,112,542	U.S. Treasuries (including strips)	1.63 - 4.50	8/2028 - 2/2036	74,593,360
TD Securities (U.S.A.)	3.65	4/2026	5/2026	267,000,000	267,027,071	Agency Mortgage-Backed Securities	2.00 - 6.00	10/2050 - 3/2056	272,367,613
Wells Fargo Bank NA	3.67	4/2026	5/2026	894,000,000	894,637,968	Agency Collateralized Mortgage Obligation	1.25 - 6.50	1/2028 - 3/2059	541,173,683
						Agency Debentures and Agency Strips	1.00 - 6.00	11/2026 - 8/2057	379,740,190
									920,913,873
Wells Fargo Securities, LLC	3.72	4/2026	7/2026	233,000,000	235,166,900	Agency Mortgage-Backed Securities	3.50 - 5.50	1/2052 - 4/2056	238,249,398
Wells Fargo Securities, LLC	3.73	3/2026	6/2026	1,388,000,000	1,401,086,912	Agency Debentures and Agency Strips	0.00 - 7.25	6/2026 - 9/2065	1,422,067,789
Wells Fargo Securities, LLC	3.71	3/2026	6/2026	462,000,000	466,332,662	Agency Mortgage-Backed Securities	1.50 - 7.50	1/2040 - 4/2056	473,619,631
Wells Fargo Securities, LLC	3.71	3/2026	6/2026	2,304,000,000	2,325,369,600	Agency Mortgage-Backed Securities	1.50 - 7.00	6/2048 - 3/2056	2,362,396,752
						Agency Collateralized Mortgage Obligation	3.67 - 4.85	3/2036 - 5/2045	35,219
									2,362,431,971
Wells Fargo Securities, LLC	3.72	3/2026	6/2026	601,000,000	606,651,403	Agency Mortgage-Backed Securities	1.50 - 7.00	8/2040 - 4/2056	616,757,379
Wells Fargo Securities, LLC	3.72	2/2026	5/2026	921,000,000	930,041,150	Agency Mortgage-Backed Securities	2.00 - 6.00	1/2042 - 3/2056	893,394,892
						U.S. Treasuries (including strips)	0.00	7/2026	52,820,253
									946,215,145
Wells Fargo Securities, LLC	3.71	2/2026	5/2026	460,500,000	464,723,680	Agency Mortgage-Backed Securities	1.50 - 7.50	12/2035 - 4/2056	473,146,843
Wells Fargo Securities, LLC	3.71	2/2026	5/2026	461,000,000	465,228,266	Agency Mortgage-Backed Securities	1.50 - 7.50	11/2039 - 4/2056	473,709,033
Wells Fargo Securities, LLC	3.70	2/2026	5/2026	460,000,000	464,444,111	Agency Mortgage-Backed Securities	1.50 - 8.50	12/2026 - 3/2066	473,106,090
Wells Fargo Securities, LLC	3.70	2/2026	5/2026	918,000,000	926,302,800	Agency Mortgage-Backed Securities	1.50 - 7.00	8/2043 - 4/2056	906,729,983
						U.S. Treasuries (including strips)	0.00	7/2026	37,040,355
									943,770,338
Wells Fargo Securities, LLC	3.67	4/2026	5/2026	179,000,000	179,127,736	Agency Mortgage-Backed Securities	3.50 - 5.50	10/2046 - 3/2056	182,617,226
Total Repurchase Agreements				163,052,128,500	163,334,618,024				166,550,956,328

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$15,128,730,000 due 05/01/2026 at 3.65%
Bank of America NA	1,289,392,000
Bny Mellon Capital Market LLC	1,392,772,000
BofA Securities Inc	358,225,000
HSBC Securities Inc (USA)	644,804,000
JPMorgan Securities LLC	3,939,899,000
MUFG Securities (Canada) Ltd.	806,005,000
Rbc Dominion Securities Inc	859,342,000
Societe Generale SA	179,112,000
Sumitomo Mitsui Banking Corp	3,187,664,000
Sumitomo Mitsui Banking Corp/New York	2,328,249,000
Wells Fargo Securities LLC	143,266,000
15,128,730,000
$50,499,000 due 05/01/2026 at 3.64%
Citigroup Global Capital Markets Inc	49,832,000
Rbc Dominion Securities Inc	667,000
50,499,000
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value (including repurchase agreements of $185,254,109,375) - See accompanying schedule: Unaffiliated issuers (cost $457,994,334,847)		$457,994,334,847
Cash		2,824,880,506
Receivable for investments sold		1,503,041,975
Receivable for fund shares sold		2,516,723,462
Interest receivable		887,868,076
Prepaid expenses		98,269
Receivable from investment adviser for expense reductions		893,241
Other receivables		3,205,535
Total assets		465,731,045,911
Liabilities
Payable for investments purchased	$10,497,829,623
Payable for fund shares redeemed	2,186,438,083
Distributions payable	168,266,043
Accrued management fee	94,112,595
Distribution and service plan fees payable	3,554,518
Other affiliated payables	57,548,670
Other payables and accrued expenses	11,354,777
Total liabilities		13,019,104,309
Net Assets		$452,711,941,602
Net Assets consist of:
Paid in capital		$452,711,834,011
Total accumulated earnings (loss)		107,591
Net Assets		$452,711,941,602

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($3,695,920,291 ÷ 3,694,829,640 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($9,340,864,000 ÷ 9,338,566,368 shares)		$1.00
Advisor M Class :
Net Asset Value, offering price and redemption price per share ($222,738,668 ÷ 222,753,805 shares)		$1.00
Fidelity Government Money Market Fund :
Net Asset Value, offering price and redemption price per share ($420,114,025,204 ÷ 420,109,462,891 shares)		$1.00
Class S :
Net Asset Value, offering price and redemption price per share ($148,291,211 ÷ 148,294,858 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($14,305,879,538 ÷ 14,302,549,266 shares)		$1.00
Class K6 :
Net Asset Value, offering price and redemption price per share ($4,884,222,690 ÷ 4,884,208,962 shares)		$1.00
Statement of Operations
Year ended April 30, 2026
Investment Income
Interest		$17,282,587,770
Expenses
Management fee	$1,063,880,910
Transfer agent fees	675,844,650
Distribution and service plan fees	42,471,110
Accounting fees and expenses	9,044,495
Custodian fees and expenses	2,053,614
Independent trustees' fees and expenses	975,639
Registration fees	23,313,549
Audit fees	79,005
Legal	920,642
Miscellaneous	789,069
Total expenses before reductions	1,819,372,683
Expense reductions	(7,595,379)
Total expenses after reductions		1,811,777,304
Net Investment income (loss)		15,470,810,466
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	669,391
Total net realized gain (loss)		669,391
Net increase in net assets resulting from operations		$15,471,479,857
Statement of Changes in Net Assets

	Year ended April 30, 2026	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,470,810,466	$16,026,971,230
Net realized gain (loss)	669,391	700,323
Net increase in net assets resulting from operations	15,471,479,857	16,027,671,553
Distributions to shareholders	(15,470,769,163)	(16,025,941,241)

Share transactions - net increase (decrease)	55,182,835,663	73,298,904,610
Total increase (decrease) in net assets	55,183,546,357	73,300,634,922

Net Assets
Beginning of period	397,528,395,245	324,227,760,323
End of period	$452,711,941,602	$397,528,395,245

Financial Highlights
Fidelity® Government Money Market Fund Capital Reserves Class

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.031	.039	.044	.022	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.031	.039	.044	.022	- B
Distributions from net investment income	(.031)	(.039)	(.044)	(.022)	- B
Total distributions	(.031)	(.039)	(.044)	(.022)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.17%	4.02%	4.49%	2.20%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.96%	.96%	.96%	.96%	.96%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.92%	.10%
Expenses net of all reductions, if any	.95%	.95%	.95%	.92%	.10%
Net investment income (loss)	3.11%	3.92%	4.41%	2.18%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,695,920	$3,884,046	$4,287,977	$5,294,932	$7,465,539

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Government Money Market Fund Daily Money Class

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.034	.042	.047	.024	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.034	.042	.047	.024	- B
Distributions from net investment income	(.034)	(.042)	(.047)	(.024)	- B
Total distributions	(.034)	(.042)	(.047)	(.024)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.43%	4.28%	4.75%	2.43%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.10%
Expenses net of all reductions, if any	.70%	.70%	.70%	.70%	.10%
Net investment income (loss)	3.36%	4.17%	4.66%	2.40%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$9,340,864	$8,828,741	$8,045,975	$7,151,812	$7,389,338

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Government Money Market Fund Advisor M Class

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.034	.042	.047	.024	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.034	.042	.047	.024	- B
Distributions from net investment income	(.034)	(.042)	(.047)	(.024)	- B
Total distributions	(.034)	(.042)	(.047)	(.024)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.43%	4.28%	4.75%	2.43%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.10%
Expenses net of all reductions, if any	.70%	.70%	.70%	.70%	.10%
Net investment income (loss)	3.36%	4.17%	4.66%	2.40%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$222,739	$230,274	$182,081	$172,227	$148,512

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Government Money Market Fund

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.037	.045	.049	.027	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.037	.045	.049	.027	- B
Distributions from net investment income	(.037)	(.045)	(.049)	(.027)	- B
Total distributions	(.037)	(.045)	(.049)	(.027)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.72%	4.57%	5.05%	2.72%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.42%	.10%
Expenses net of all reductions, if any	.42%	.42%	.42%	.42%	.10%
Net investment income (loss)	3.64%	4.45%	4.94%	2.68%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$420,114,025	$366,312,998	$297,752,603	$236,784,703	$230,027,515

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Government Money Market Fund Class S

Years ended April 30,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.037	.045	.049	.027	- C
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.037	.045	.049	.027	- C
Distributions from net investment income	(.037)	(.045)	(.049)	(.027)	- C
Total distributions	(.037)	(.045)	(.049)	(.027)	- C
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	3.72%	4.57%	5.05%	2.72%	-% F
Ratios to Average Net Assets B,G,H
Expenses before reductions	.46%	.46%	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.42%	.42%	.42%	.42%	.14% I
Expenses net of all reductions, if any	.42%	.42%	.42%	.42%	.14% I
Net investment income (loss)	3.64%	4.45%	4.94%	2.68%	.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$148,291	$97,972	$108,217	$116,643	$100

AFor the period December 2, 2021 (commencement of sale of shares) through April 30, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FAmount represents less than .005%.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
Fidelity® Government Money Market Fund Premium Class

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.038	.046	.050	.028	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.038	.046	.050	.028	- B
Distributions from net investment income	(.038)	(.046)	(.050)	(.028)	- B
Total distributions	(.038)	(.046)	(.050)	(.028)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.82%	4.67%	5.15%	2.82%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.32%	.32%	.32%	.32%	.09%
Expenses net of all reductions, if any	.32%	.32%	.32%	.32%	.09%
Net investment income (loss)	3.74%	4.55%	5.04%	2.78%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$14,305,880	$13,457,452	$10,394,158	$7,609,041	$4,352,205

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Government Money Market Fund Class K6

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.038	.046	.051	.029	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.038	.046	.051	.029	- B
Distributions from net investment income	(.038)	(.046)	(.051)	(.029)	- B
Total distributions	(.038)	(.046)	(.051)	(.029)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.89%	4.75%	5.22%	2.89%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.09%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.09%
Net investment income (loss)	3.81%	4.62%	5.11%	2.85%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$4,884,223	$4,716,911	$3,456,750	$2,779,806	$2,174,050

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Advisor M Class, Fidelity Government Money Market Fund, Class S, Premium Class and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class S shares are offered only to the Fidelity FDIC-Insured Deposit Sweep Program.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$457,994,334,847

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$211,990

The tax character of distributions paid was as follows:

	April 30, 2026	April 30, 2025
Ordinary Income	$15,470,769,163	$ 16,025,941,241

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Capital Reserves Class	.25%	.25%	18,947,458	2,432,772
Daily Money Class	- %	.25%	22,973,618	1,528,689
Advisor M Class	- %	.25%	550,034	8,106
			42,471,110	3,969,567

Sales Load. FDC receives the proceeds of contingent deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges. In addition, FDC receives deferred sales charges for Advisor M Class shares purchased by exchange from Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Daily Money Class	10,008
Advisor M Class	2

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class and Class K6 which pays .10% and .01% of class-level average net assets, respectively.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Capital Reserves Class	7,578,983.20
Daily Money Class	18,378,894.20
Advisor M Class	440,027.20
Fidelity Government Money Market Fund	634,414,444.16
Class S	274,274.20
Premium Class	14,275,339.10
Class K6	482,689.01
	675,844,650

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Government Money Market Fund	-A
A Amount represents less than .005%

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Money Market Fund	$3,205,535

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)	Expiration Date
Capital Reserves Class	.95%	334,381	August 31, 2027
Daily Money Class	.70%	813,083	August 31, 2027
Advisor M Class	.70%	17,800	August 31, 2027
Class S	.42%	52,773	August 31, 2027
Premium Class	.32%	5,488,337	August 31, 2027
Class K6	.25%	889,005	August 31, 2027
		7,595,379
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended April 30, 2026	Year ended April 30, 2025
Fidelity Government Money Market Fund
Distributions to shareholders
Capital Reserves Class	$118,294,947	$158,016,170
Daily Money Class	308,841,494	356,917,449
Advisor M Class	7,437,715	8,031,565
Fidelity Government Money Market Fund	14,311,825,239	14,782,319,185
Class S	4,960,452	5,749,688
Premium Class	535,176,629	532,064,124
Class K6	184,232,687	182,843,060
Total	$15,470,769,163	$16,025,941,241
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2026	Year ended April 30, 2025	Year ended April 30, 2026	Year ended April 30, 2025
Fidelity Government Money Market Fund
Capital Reserves Class
Shares sold	16,451,363,966	18,454,832,381	$16,451,363,966	$18,454,832,381
Reinvestment of distributions	72,741,490	99,479,480	72,741,490	99,479,480
Shares redeemed	(16,712,176,187)	(18,958,157,684)	(16,712,176,186)	(18,958,157,684)
Net increase (decrease)	(188,070,731)	(403,845,823)	$(188,070,730)	$(403,845,823)
Daily Money Class
Shares sold	38,920,663,368	36,003,268,978	$38,920,663,368	$36,003,268,978
Reinvestment of distributions	214,106,352	248,435,633	214,106,352	248,435,633
Shares redeemed	(38,622,729,761)	(35,469,160,646)	(38,622,729,762)	(35,469,160,646)
Net increase (decrease)	512,039,959	782,543,965	$512,039,958	$782,543,965
Advisor M Class
Shares sold	192,962,025	201,132,042	$192,962,025	$201,132,042
Reinvestment of distributions	7,258,467	7,821,036	7,258,467	7,821,036
Shares redeemed	(207,754,920)	(160,756,898)	(207,754,920)	(160,756,898)
Net increase (decrease)	(7,534,428)	48,196,180	$(7,534,428)	$48,196,180
Fidelity Government Money Market Fund
Shares sold	1,565,575,247,767	1,370,270,391,893	$1,565,574,613,914	$1,370,270,391,886
Reinvestment of distributions	12,300,642,012	12,435,342,663	12,300,642,013	12,435,342,663
Shares redeemed	(1,524,075,162,534)	(1,314,146,305,500)	(1,524,074,528,686)	(1,314,146,305,494)
Net increase (decrease)	53,800,727,245	68,559,429,056	$53,800,727,241	$68,559,429,055
Class S
Shares sold	1,489,150,275	1,279,893,801	$1,489,150,275	$1,279,893,801
Reinvestment of distributions	3,885,016	4,745,973	3,885,016	4,745,973
Shares redeemed	(1,442,715,134)	(1,294,884,332)	(1,442,715,134)	(1,294,884,332)
Net increase (decrease)	50,320,157	(10,244,558)	$50,320,157	$(10,244,558)
Premium Class
Shares sold	18,241,100,109	15,694,035,976	$18,241,100,108	$15,694,035,975
Reinvestment of distributions	462,893,055	467,292,883	462,893,055	467,292,883
Shares redeemed	(17,855,735,062)	(13,098,754,645)	(17,855,735,061)	(13,098,754,645)
Net increase (decrease)	848,258,102	3,062,574,214	$848,258,102	$3,062,574,213
Class K6
Shares sold	4,361,118,283	3,818,432,334	$3,948,537,464	$3,818,432,334
Reinvestment of distributions	184,232,687	182,815,441	184,232,687	182,815,441
Shares redeemed	(4,378,255,607)	(2,740,996,197)	(3,965,674,788)	(2,740,996,197)
Net increase (decrease)	167,095,363	1,260,251,578	$167,095,363	$1,260,251,578
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 10, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 52.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $14,918,593,702 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $15,470,769,163 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703529.128
SPU-ANN-0626
Fidelity Flex® Funds

Fidelity Flex® Government Money Market Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Government Money Market Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
Repurchase Agreements - 38.3%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 3.66%, dated 5/1/2026 due 5/4/2026 (b)	2,000,610	2,000,000
Fixed Income Clearing Corp - Credit Agricole 3.66%, dated 5/1/2026 due 5/4/2026 (b)	2,000,610	2,000,000
Investments in repurchase agreements in a joint trading account at 3.65%, dated 4/30/2026 due 5/1/2026 (Collateralized by U.S. Government Obligations)#	4,657,472	4,657,000
Repurchase Agreements*	76,208,014	76,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $84,657,000)		84,657,000

U.S. Government Agency - Debt - 33.8%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Federal Farm Credit Banks Funding Corp Federal Reserve Index -3.04%, 3.71% 6/12/2026 (d)(e)	3.71	500,000	499,986
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.7% 2/1/2027 (d)(e)	3.67	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.675% 4/15/2027 (d)(e)	3.68	1,000,000	999,852
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.685% 5/24/2027 (d)(e)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 11/18/2026 (d)(e)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 9/22/2026 (d)(e)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 9/23/2027 (d)(e)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 9/4/2026 (d)(e)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 11/13/2026 (d)(e)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 3/5/2027 (d)(e)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 6/22/2027 (d)(e)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 7/12/2027 (d)(e)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 10/21/2026 (d)(e)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 5/28/2026 (d)(e)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 8/12/2026 (d)(e)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.705% 4/1/2027 (d)(e)	3.71	1,000,000	999,954
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 1/5/2028 (d)(e)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 12/22/2026 (d)(e)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 4/8/2027 (d)(e)	3.71	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 1/19/2027 (d)(e)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 12/24/2026 (d)(e)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 3/20/2028 (d)(e)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 3/9/2028 (d)(e)	3.72	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 5/14/2026 (d)(e)	3.72	1,000,000	1,000,010
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 1/8/2027 (d)(e)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 3/25/2027 (d)(e)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 6/18/2026 (d)(e)	3.73	250,000	250,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 8/13/2027 (d)(e)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 10/6/2026 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 2/10/2027 (d)(e)	3.76	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 10/23/2026 (d)(e)	3.77	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.775% 1/8/2027 (d)(e)	3.78	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 3.79% 1/3/2028 (d)(e)	3.79	1,000,000	1,001,124
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 3.815% 5/10/2027 (d)(e)	3.81	1,000,000	1,000,828
Federal Home Loan Bank Discount Notes 0% 1/29/2027	3.71	1,000,000	972,700
Federal Home Loan Bank Discount Notes 0% 10/14/2026	3.69	1,000,000	983,285
Federal Home Loan Bank Discount Notes 0% 10/21/2026	3.68	1,000,000	982,652
Federal Home Loan Bank Discount Notes 0% 10/9/2026	3.68	1,000,000	983,855
Federal Home Loan Bank Discount Notes 0% 12/7/2026	3.70	1,000,000	977,939
Federal Home Loan Bank Discount Notes 0% 5/1/2026	3.65	1,000,000	1,000,000
Federal Home Loan Bank Discount Notes 0% 5/15/2026	3.66	1,000,000	998,590
Federal Home Loan Bank Discount Notes 0% 5/20/2026	3.63	1,000,000	998,108
Federal Home Loan Bank Discount Notes 0% 5/22/2026	3.66 to 3.67	2,000,000	1,995,756
Federal Home Loan Bank Discount Notes 0% 5/27/2026	3.64 to 3.66	2,000,000	1,994,782
Federal Home Loan Bank Discount Notes 0% 5/6/2026	3.66 to 3.67	2,000,000	1,998,991
Federal Home Loan Bank Discount Notes 0% 5/8/2026	3.67	1,000,000	999,290
Federal Home Loan Bank Discount Notes 0% 6/10/2026	3.66 to 3.70	2,000,000	1,991,933
Federal Home Loan Bank Discount Notes 0% 6/22/2026	3.66	2,000,000	1,989,521
Federal Home Loan Bank Discount Notes 0% 6/26/2026	3.67 to 3.68	2,000,000	1,988,652
Federal Home Loan Bank Discount Notes 0% 6/5/2026	3.62	1,000,000	996,500
Federal Home Loan Bank Discount Notes 0% 7/10/2026	3.65	1,000,000	992,961
Federal Home Loan Bank Discount Notes 0% 7/29/2026	3.69	1,000,000	990,986
Federal Home Loan Bank Discount Notes 0% 7/31/2026	3.67	1,000,000	990,799
Federal Home Loan Bank Discount Notes 0% 8/5/2026	3.69	1,000,000	990,277
Federal Home Loan Bank Discount Notes 0% 9/23/2026	3.71	1,000,000	985,339
Federal Home Loan Bank Discount Notes 0% 9/25/2026	3.72	1,000,000	985,096
Federal Home Loan Bank Discount Notes 0% 9/9/2026	3.62	1,000,000	987,064
Federal Home Loan Bank U.S. SOFR Index + 0%, 3.63% 5/18/2026 (d)(e)	3.63	2,000,000	1,999,975
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.66% 12/7/2026 (d)(e)	3.66	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 11/30/2026 (d)(e)	3.67	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 12/29/2026 (d)(e)	3.67	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.685% 7/9/2027 (d)(e)	3.69	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.705% 4/5/2027 (d)(e)	3.71	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 12/8/2026 (d)(e)	3.71	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 3/10/2028 (d)(e)	3.71	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.72% 5/13/2026 (d)(e)	3.72	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.725% 2/25/2027 (d)(e)	3.72	1,000,000	1,000,426
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 2/5/2027 (d)(e)	3.76	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 6/24/2027 (d)(e)	3.76	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 3.78% 11/19/2027 (d)(e)	3.78	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.17%, 3.8% 11/5/2027 (d)(e)	3.80	750,000	750,000
Freddie Mac Discount Notes 0% 9/21/2026	3.72	1,000,000	985,501
Freddie Mac U.S. SOFR Index + 0.11%, 3.74% 5/7/2026 (d)(e)	3.74	1,000,000	1,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.77% 10/16/2026 (d)(e)	3.77	500,000	500,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $74,762,732)			74,762,732

U.S. Treasury Obligations - 27.4%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/1/2026	3.67	2,000,000	1,969,358
US Treasury Bills 0% 10/15/2026	3.68	1,000,000	983,253
US Treasury Bills 0% 10/8/2026	3.68	2,000,000	1,967,867
US Treasury Bills 0% 5/14/2026	3.66 to 4.09	2,500,000	2,496,642
US Treasury Bills 0% 5/19/2026	3.66	1,000,000	998,183
US Treasury Bills 0% 5/21/2026	3.78	1,000,000	997,939
US Treasury Bills 0% 5/26/2026	3.65	900,000	897,730
US Treasury Bills 0% 5/28/2026	3.65	1,000,000	997,278
US Treasury Bills 0% 5/7/2026	3.64 to 3.77	3,000,000	2,998,166
US Treasury Bills 0% 6/18/2026	3.64	1,000,000	995,187
US Treasury Bills 0% 7/14/2026	3.64	1,700,000	1,687,420
US Treasury Bills 0% 7/21/2026	3.65	1,000,000	991,877
US Treasury Bills 0% 7/28/2026	3.68	2,000,000	1,982,229
US Treasury Bills 0% 7/7/2026	3.64	1,000,000	993,300
US Treasury Bills 0% 7/9/2026	3.67 to 4.09	3,000,000	2,978,015
US Treasury Bills 0% 8/18/2026	3.66 to 3.67	2,000,000	1,978,064
US Treasury Bills 0% 8/6/2026	3.91	1,000,000	989,868
US Treasury Bills 0% 9/17/2026	3.64 to 3.69	2,000,000	1,972,239
US Treasury Bills 0% 9/24/2026	3.69 to 3.70	9,000,000	8,867,712
US Treasury Notes 0.625% 7/31/2026	3.72 to 4.06	2,000,000	1,984,027
US Treasury Notes 1.25% 12/31/2026	3.75	1,000,000	983,736
US Treasury Notes 1.625% 11/30/2026	3.75	1,000,000	987,884
US Treasury Notes 1.625% 5/15/2026	3.72	1,000,000	999,197
US Treasury Notes 1.625% 9/30/2026	3.77	1,000,000	991,255
US Treasury Notes 1.875% 2/28/2027	3.78	1,000,000	984,570
US Treasury Notes 2.125% 5/31/2026	3.85	1,000,000	998,598
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.099%, 3.7422% 1/31/2028 (d)(e)	3.74	1,000,000	999,984
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.19%, 3.8332% 10/31/2027 (d)(e)	3.83	1,000,000	1,001,271
US Treasury Notes 3.625% 5/15/2026	3.73	1,000,000	999,959
US Treasury Notes 3.75% 4/30/2027	3.79	1,000,000	999,643
US Treasury Notes 4.125% 1/31/2027	3.73 to 3.76	2,000,000	2,005,525
US Treasury Notes 4.125% 2/28/2027	3.84	1,000,000	1,002,275
US Treasury Notes 4.25% 12/31/2026	3.76	1,000,000	1,003,201
US Treasury Notes 4.375% 7/31/2026	3.73	1,000,000	1,001,594
US Treasury Notes 4.375% 8/15/2026	3.77 to 3.79	3,000,000	3,005,124
US Treasury Notes 4.625% 6/30/2026	3.75	1,000,000	1,001,436
US Treasury Notes 4.875% 5/31/2026	3.86 to 3.87	2,000,000	2,001,645
TOTAL U.S. TREASURY OBLIGATIONS (Cost $60,693,251)			60,693,251

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $220,112,983)	220,112,983
NET OTHER ASSETS (LIABILITIES) - 0.5%	1,164,804
NET ASSETS - 100.0%	221,277,787

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	3.65	4/2026	5/2026	1,000,000	1,000,101	U.S. Treasuries (including strips)	0.63 - 4.00	1/2028 - 8/2030	1,020,130
BMO Capital Markets Corp	3.65	4/2026	5/2026	1,000,000	1,000,101	U.S. Treasuries (including strips)	5.00	5/2045	1,020,185
BMO Chicago Branch	3.69	3/2026	5/2026	1,000,000	1,005,023	Agency Mortgage-Backed Securities	6.00	4/2056	1,023,869
BMO Chicago Branch	3.70	3/2026	5/2026	1,000,000	1,005,036	Agency Mortgage-Backed Securities	6.00	10/2055	1,024,089
BMO Chicago Branch	3.69	3/2026	5/2026	1,000,000	1,004,305	Agency Mortgage-Backed Securities	6.00	4/2056	1,023,869
Barclays Bank PLC	3.66	4/2026	5/2026	1,000,000	1,000,102	Agency Mortgage-Backed Securities	2.50 - 6.00	2/2028 - 2/2056	553,551
						Agency Collateralized Mortgage Obligation	1.40 - 6.50	8/2032 - 5/2065	471,117
									1,024,668
BofA Securities, Inc.	3.65(f)	3/2026	7/2026	1,000,000	1,012,370	Agency Mortgage-Backed Securities	2.00 - 7.00	5/2031 - 11/2055	1,025,497
BofA Securities, Inc.	3.65(f)	3/2026	7/2026	1,000,000	1,012,370	Agency Mortgage-Backed Securities	2.00 - 7.50	10/2028 - 11/2055	1,025,810
BofA Securities, Inc.	3.64(f)	1/2026	6/2026	1,000,000	1,012,639	U.S. Treasuries (including strips)	1.13 - 4.75	2/2028 - 2/2037	1,029,779
Canadian Imperial Bank of Commerce	3.67	4/2026	5/2026	1,000,000	1,003,262	U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 8/2055	1,027,216
Canadian Imperial Bank of Commerce	3.67	4/2026	5/2026	1,000,000	1,003,058	Agency Mortgage-Backed Securities	1.27 - 7.00	3/2028 - 7/2055	1,018,768
						U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 2/2040	3,116
									1,021,884
Canadian Imperial Bank of Commerce	3.67	4/2026	5/2026	1,000,000	1,002,141	U.S. Treasuries (including strips)	0.00 - 4.63	9/2026 - 2/2054	1,021,575
Canadian Imperial Bank of Commerce	3.66	4/2026	5/2026	1,000,000	1,003,050	U.S. Treasuries (including strips)	0.00 - 4.50	6/2026 - 11/2054	1,022,641
Citigroup Global Capital Markets Inc	3.70(f)	4/2026	7/2026	1,000,000	1,006,372	Agency Mortgage-Backed Securities	4.04 - 4.44	4/2056 - 5/2056	1,020,105
Citigroup Global Capital Markets Inc	3.69(f)	4/2026	6/2026	1,000,000	1,006,355	Agency Mortgage-Backed Securities	4.04 - 4.44	4/2056 - 5/2056	1,020,599
						U.S. Treasuries (including strips)	3.75	10/2032	1,268
									1,021,867
FICC JP Morgan SEC GC Repo (Gov)	3.65	4/2026	5/2026	3,000,000	3,000,304	U.S. Treasuries (including strips)	0.00 - 4.13	7/2026 - 11/2041	3,060,362
Fixed Income Clearing Corp - BONY	3.65	4/2026	5/2026	3,000,000	3,000,304	Agency Mortgage-Backed Securities	2.00 - 5.50	8/2031 - 12/2055	3,060,000
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	1,000,000	1,000,102	U.S. Treasuries (including strips)	0.00 - 3.00	8/2026 - 5/2042	1,020,114
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	2,000,000	2,000,203	U.S. Treasuries (including strips)	1.13 - 4.00	10/2026 - 11/2035	2,040,232
Fixed Income Clearing Corp - CIBC	3.65	4/2026	5/2026	2,000,000	2,000,203	U.S. Treasuries (including strips)	3.63	12/2030	2,041,854
Fixed Income Clearing Corp - Credit Agricole	3.67	4/2026	5/2026	2,000,000	2,000,204	U.S. Treasuries (including strips)	3.75	8/2031	2,053,467
Fixed Income Clearing Corp - Credit Agricole	3.67	4/2026	5/2026	2,000,000	2,000,204	U.S. Treasuries (including strips)	1.38 - 4.00	5/2028 - 11/2052	2,040,213
Fixed Income Clearing Corp - Credit Agricole	3.65	4/2026	5/2026	1,000,000	1,000,101	U.S. Treasuries (including strips)	2.75 - 3.50	2/2028 - 3/2029	1,020,116
Fixed Income Clearing Corp - Goldman	3.65	4/2026	5/2026	1,000,000	1,000,101	Agency Mortgage-Backed Securities	3.00 - 5.00	5/2043 - 6/2055	1,020,105
Fixed Income Clearing Corp - ING	3.65	4/2026	5/2026	1,000,000	1,000,101	U.S. Treasuries (including strips)	3.50	1/2028	1,019,403
Fixed Income Clearing Corp - ING	3.65	4/2026	5/2026	1,000,000	1,000,101	Agency Mortgage-Backed Securities	2.00 - 5.50	2/2040 - 6/2054	1,019,126
						U.S. Treasuries (including strips)	4.63	11/2045	978
									1,020,104
Fixed Income Clearing Corp - Mizuho	3.65	4/2026	5/2026	1,000,000	1,000,101	Agency Mortgage-Backed Securities	3.96 - 6.29	4/2031 - 4/2056	367,076
						U.S. Treasuries (including strips)	1.38	8/2050	653,029
									1,020,105
Fixed Income Clearing Corp - Morgan Stanley	3.65	4/2026	5/2026	3,000,000	3,000,304	Agency Mortgage-Backed Securities	2.50 - 8.00	4/2027 - 4/2056	1,003,238
						U.S. Treasuries (including strips)	0.00 - 3.88	7/2026 - 8/2049	2,057,072
									3,060,310
Fixed Income Clearing Corp - Morgan Stanley	3.65	4/2026	5/2026	1,000,000	1,000,101	U.S. Treasuries (including strips)	0.00 - 4.75	7/2026 - 2/2045	1,020,124
Fixed Income Clearing Corp - Morgan Stanley	3.65	4/2026	5/2026	3,000,000	3,000,304	Agency Mortgage-Backed Securities	3.50 - 5.00	5/2052 - 12/2055	3,032,786
						U.S. Treasuries (including strips)	0.63 - 4.25	10/2027 - 5/2043	27,525
									3,060,311
Fixed Income Clearing Corp - Morgan Stanley	3.65	4/2026	5/2026	3,000,000	3,000,304	Agency Mortgage-Backed Securities	3.00 - 8.00	12/2030 - 3/2056	7,727
						U.S. Treasuries (including strips)	1.25 - 3.88	8/2026 - 11/2051	3,052,634
									3,060,361
Fixed Income Clearing Corp - Natixis	3.65	4/2026	5/2026	1,000,000	1,000,101	U.S. Treasuries (including strips)	4.88	5/2026	1,020,008
Fixed Income Clearing Corp - Natwest	3.65	4/2026	5/2026	1,000,000	1,000,101	U.S. Treasuries (including strips)	3.50	9/2027	1,020,124
Fixed Income Clearing Corp - Nomura	3.65	4/2026	5/2026	1,000,000	1,000,101	U.S. Treasuries (including strips)	2.50 - 4.88	12/2026 - 11/2034	1,020,195
Fixed Income Clearing Corp - State Street Bank	3.65	4/2026	5/2026	1,000,000	1,000,101	Agency Mortgage-Backed Securities	3.00 - 6.50	6/2048 - 4/2056	1,020,104
						U.S. Treasuries (including strips)	3.00	8/2048	102,032
									1,122,136
Goldman Sachs & Co LLC	3.65	4/2026	5/2026	1,000,000	1,000,101	Agency Mortgage-Backed Securities	4.00	9/2052	1,020,104
JP Morgan Securities, LLC	3.75(f)	4/2026	8/2026	1,000,000	1,012,500	Agency Collateralized Mortgage Obligation	5.50	7/2055	1,032,580
JP Morgan Securities, LLC	3.65(f)	4/2026	5/2026	2,000,000	2,006,286	U.S. Treasuries (including strips)	2.75 - 3.50	2/2031 - 8/2032	2,042,914
JP Morgan Securities, LLC	3.64(f)	4/2026	5/2026	2,000,000	2,006,067	U.S. Treasuries (including strips)	4.00 - 4.63	5/2030 - 5/2031	2,043,538
JP Morgan Securities, LLC	3.65(f)	4/2026	5/2026	2,000,000	2,006,286	U.S. Treasuries (including strips)	1.13 - 4.63	9/2030 - 5/2040	2,044,376
Lloyds Bank Corp Mrkts	3.66	4/2026	5/2026	1,000,000	1,000,712	U.S. Treasuries (including strips)	0.63 - 4.75	10/2026 - 2/2056	1,021,152
Lloyds Bank PLC	3.72	4/2026	7/2026	1,000,000	1,009,403	U.S. Treasuries (including strips)	0.50 - 4.13	8/2027 - 8/2047	1,022,678
Lloyds Bank PLC	3.72	4/2026	7/2026	1,000,000	1,008,668	U.S. Treasuries (including strips)	0.63 - 1.88	12/2027 - 2/2032	1,022,037
Lloyds Bank PLC	3.72	2/2026	5/2026	1,000,000	1,009,506	U.S. Treasuries (including strips)	0.50 - 4.13	8/2027 - 8/2047	1,039,495
MUFG Securities EMEA PLC	3.66	4/2026	5/2026	1,000,000	1,004,778	U.S. Treasuries (including strips)	1.13 - 3.88	10/2026 - 7/2027	1,026,575
MUFG Securities EMEA PLC	3.67	4/2026	5/2026	1,000,000	1,003,976	U.S. Treasuries (including strips)	0.50 - 4.63	7/2027 - 2/2035	1,023,033
MUFG Securities EMEA PLC	3.65	4/2026	5/2026	1,000,000	1,000,101	U.S. Treasuries (including strips)	3.50	3/2029	1,020,129
Mizuho Bank, Ltd.	3.66	4/2026	5/2026	1,000,000	1,000,102	U.S. Treasuries (including strips)	1.63	5/2031	1,022,642
Morgan Stanley & Co LLC	3.65	4/2026	5/2026	2,000,000	2,000,203	Agency Mortgage-Backed Securities	2.50 - 8.50	12/2028 - 4/2056	1,618,949
						U.S. Treasuries (including strips)	2.88 - 4.25	8/2035 - 11/2046	421,300
									2,040,249
Morgan Stanley & Co LLC	3.65	4/2026	5/2026	1,000,000	1,000,101	Agency Mortgage-Backed Securities	2.00 - 7.50	12/2026 - 5/2056	714,458
						U.S. Treasuries (including strips)	2.88 - 4.38	8/2026 - 11/2046	305,708
									1,020,166
Morgan Stanley & Co LLC	3.65	4/2026	5/2026	1,000,000	1,000,101	Agency Mortgage-Backed Securities	1.50 - 7.00	7/2026 - 9/2062	1,015,802
						U.S. Treasuries (including strips)	2.88 - 4.25	8/2035 - 11/2046	4,337
									1,020,139
NatWest Market Securities Inc	3.66	4/2026	5/2026	1,000,000	1,000,712	U.S. Treasuries (including strips)	3.50	9/2027	1,020,324
RBC Dominion Securities	3.68	4/2026	7/2026	1,000,000	1,009,609	Agency Mortgage-Backed Securities	1.50 - 6.50	4/2047 - 4/2056	9,634
						U.S. Treasuries (including strips)	0.00 - 4.63	5/2027 - 2/2054	1,017,665
									1,027,299
RBC Financial Group	3.69	4/2026	10/2026	1,000,000	1,015,785	Agency Mortgage-Backed Securities	5.00 - 6.00	9/2053 - 5/2056	4,542
						U.S. Treasuries (including strips)	0.00 - 2.88	8/2026 - 2/2053	1,015,754
									1,020,296
RBC Financial Group	3.65	1/2026	6/2026	1,000,000	1,014,904	Agency Mortgage-Backed Securities	2.32 - 6.13	1/2030 - 5/2056	9,425
						U.S. Treasuries (including strips)	0.00 - 4.50	7/2026 - 2/2053	1,030,838
									1,040,263
TD Securities (U.S.A.)	3.65	4/2026	5/2026	1,000,000	1,000,101	U.S. Treasuries (including strips)	4.13	2/2032	1,020,125
Wells Fargo Securities, LLC	3.72	4/2026	7/2026	500,000	504,650	Agency Mortgage-Backed Securities	5.50	4/2056	511,265
Wells Fargo Securities, LLC	3.71	2/2026	5/2026	500,000	504,586	Agency Mortgage-Backed Securities	5.50	4/2056	513,732
Wells Fargo Securities, LLC	3.70	2/2026	5/2026	1,000,000	1,009,045	Agency Mortgage-Backed Securities	5.50	4/2056	1,028,073
Total Repurchase Agreements				76,000,000	76,208,014				77,796,012

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$4,657,000 due 05/01/2026 at 3.65%
Bank of America NA	601,000
JPMorgan Securities LLC	1,586,000
Rbc Dominion Securities Inc	334,000
Sumitomo Mitsui Banking Corp	1,486,000
Sumitomo Mitsui Banking Corp/New York	583,000
Wells Fargo Securities LLC	67,000
4,657,000
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value (including repurchase agreements of $84,657,000) - See accompanying schedule: Unaffiliated issuers (cost $220,112,983)		$220,112,983
Cash		1,000,108
Receivable for fund shares sold		19,197,559
Interest receivable		494,738
Total assets		240,805,388
Liabilities
Payable for investments purchased	$6,985,129
Payable for fund shares redeemed	12,299,550
Distributions payable	242,922
Total liabilities		19,527,601
Net Assets		$221,277,787
Net Assets consist of:
Paid in capital		$221,298,895
Total accumulated earnings (loss)		(21,108)
Net Assets		$221,277,787
Net Asset Value, offering price and redemption price per share ($221,277,787 ÷ 221,092,680 shares)		$1.00
Statement of Operations
Year ended April 30, 2026
Investment Income
Interest		$7,270,000
Expenses
Independent trustees' fees and expenses	$404
Proxy fee	85
Total expenses		489
Net Investment income (loss)		7,269,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	202,836
Total net realized gain (loss)		202,836
Net increase in net assets resulting from operations		$7,472,347
Statement of Changes in Net Assets

	Year ended April 30, 2026	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,269,511	$6,991,823
Net realized gain (loss)	202,836	8,809
Net increase in net assets resulting from operations	7,472,347	7,000,632
Distributions to shareholders	(7,282,865)	(7,003,203)

Share transactions
Proceeds from sales of shares	8,023,011,408	6,427,842,115
Reinvestment of distributions	4,764,566	4,669,314
Cost of shares redeemed	(7,958,634,207)	(6,417,747,960)

Net increase (decrease) in net assets and shares resulting from share transactions	69,141,767	14,763,469
Total increase (decrease) in net assets	69,331,249	14,760,898

Net Assets
Beginning of period	151,946,538	137,185,640
End of period	$221,277,787	$151,946,538

Other Information
Shares
Sold	8,023,011,408	6,427,838,064
Issued in reinvestment of distributions	4,766,341	4,669,314
Redeemed	(7,958,634,207)	(6,417,747,960)
Net increase (decrease)	69,143,542	14,759,418

Financial Highlights
Fidelity Flex® Government Money Market Fund

Years ended April 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.041	.049	.054	.031	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.041	.049	.054	.031	.001
Distributions from net investment income	(.041)	(.049)	(.054)	(.031)	(.001)
Total distributions	(.041)	(.049)	(.054)	(.031)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.16%	5.01%	5.49%	3.17%	.10%
Ratios to Average Net Assets A,D,E
Expenses before reductions	-% F	-% F	.12%	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	4.04%	4.86%	5.36%	3.15%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$221,278	$151,947	$137,186	$100,188	$116,405

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$220,112,983

The tax character of distributions paid was as follows:

	April 30, 2026	April 30, 2025
Ordinary Income	$7,282,865	$7,003,203

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Flex Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Government Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 56.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,470,144 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $7,282,865 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881599.109
ZGY-ANN-0626
Fidelity® Treasury Digital Fund

Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Treasury Digital Fund
Schedule of Investments April 30, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 104.7%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 5/12/2026	3.57	5,000,000	4,994,561
US Treasury Bills 0% 5/19/2026	3.66	11,000,000	10,980,008
US Treasury Bills 0% 5/21/2026	3.63	5,601,700	5,590,497
US Treasury Bills 0% 5/26/2026	3.61 to 3.65	10,000,000	9,974,913
US Treasury Bills 0% 5/28/2026	3.62	10,000,000	9,973,075
US Treasury Bills 0% 5/5/2026	3.58 to 3.65	9,389,300	9,385,521
US Treasury Bills 0% 5/7/2026	3.59 to 3.63	8,612,300	8,607,150
US Treasury Bills 0% 6/11/2026	3.64	15,000,000	14,938,415
US Treasury Bills 0% 6/16/2026	3.62 to 3.64	6,225,300	6,196,550
US Treasury Bills 0% 6/23/2026	3.63	10,000,000	9,946,926
US Treasury Bills 0% 6/30/2026	3.64	8,000,000	7,954,951
US Treasury Bills 0% 6/4/2026	3.64	20,000,000	19,931,811
US Treasury Bills 0% 6/9/2026	3.59	15,000,000	14,941,906
US Treasury Bills 0% 7/16/2026	3.65	20,000,000	19,847,156
US Treasury Bills 0% 7/2/2026	3.65 to 3.66	14,584,100	14,493,052
US Treasury Bills 0% 7/23/2026	3.64	7,000,000	6,941,739
US Treasury Bills 0% 7/9/2026	3.67	5,000,000	4,965,165
TOTAL U.S. TREASURY OBLIGATIONS (Cost $179,663,396)			179,663,396

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $179,663,396)	179,663,396
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(7,983,543)
NET ASSETS - 100.0%	171,679,853

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2026
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $179,663,396)		$179,663,396
Cash		35
Receivable for fund shares sold		960
Receivable from investment adviser for expense reductions		8,004
Total assets		179,672,395
Liabilities
Payable for investments purchased	$7,954,951
Distributions payable	141
Accrued management fee	37,450
Total liabilities		7,992,542
Net Assets		$171,679,853
Net Assets consist of:
Paid in capital		$171,676,829
Total accumulated earnings (loss)		3,024
Net Assets		$171,679,853

Net Asset Value and Maximum Offering Price
Liquidity Class :
Net Asset Value, offering price and redemption price per share ($18,850,147 ÷ 18,849,798 shares)		$1.00
OnChain Class :
Net Asset Value, offering price and redemption price per share ($152,829,706 ÷ 152,826,071 shares)		$1.00
Statement of Operations
Year ended April 30, 2026
Investment Income
Interest		$10,041,934
Expenses
Management fee	$621,595
Independent trustees' fees and expenses	547
Interest	4,964
Total expenses before reductions	627,106
Expense reductions	(146,126)
Total expenses after reductions		480,980
Net Investment income (loss)		9,560,954
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,109
Total net realized gain (loss)		2,109
Net increase in net assets resulting from operations		$9,563,063
Statement of Changes in Net Assets

	Year ended April 30, 2026	For the period December 23, 2024 (commencement of operations) through April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,560,954	$684,721
Net realized gain (loss)	2,109	-
Net increase in net assets resulting from operations	9,563,063	684,721
Distributions to shareholders	(9,560,041)	(684,720)

Share transactions - net increase (decrease)	70,816,148	100,860,682
Total increase (decrease) in net assets	70,819,170	100,860,683

Net Assets
Beginning of period	100,860,683	-
End of period	$171,679,853	$100,860,683

Financial Highlights
Fidelity® Treasury Digital Fund Liquidity

Years ended April 30,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.038	.015
Net realized and unrealized gain (loss)	- C	-
Total from investment operations	.038	.015
Distributions from net investment income	(.038)	(.015)
Total distributions	(.038)	(.015)
Net asset value, end of period	$1.00	$1.00
Total Return D,E	3.91%	1.47%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.26% H,I
Expenses net of fee waivers, if any	.18%	.18% I
Expenses net of all reductions, if any	.18%	.18% I
Net investment income (loss)	3.98%	4.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$18,850	$100,861

AFor the period December 23, 2024 (commencement of operations) through April 30, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
Fidelity® Treasury Digital Fund OnChain

Years ended April 30,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss) B	.028
Net realized and unrealized gain (loss)	- C
Total from investment operations	.028
Distributions from net investment income	(.028)
Total distributions	(.028)
Net asset value, end of period	$1.00
Total Return D,E	2.79%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H
Expenses net of fee waivers, if any	.20 % H
Expenses net of all reductions, if any	.20% H
Net investment income (loss)	3.70% H
Supplemental Data
Net assets, end of period (000 omitted)	$152,830

AFor the period August 4, 2025 (commencement of sale of shares) through April 30, 2026.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Notes to Financial Statements

For the period ended April 30, 2026

1. Organization.
Fidelity Treasury Digital Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Liquidity Class and OnChain Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. OnChain Class commenced sale of shares on August 4, 2025.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$179,663,396

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,024
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

	April 30, 2026	April 30, 2025A

Ordinary Income	$9,560,041	$684,720

A For the period December 23, 2024 (commencement of operations) through April 30, 2025.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as interest expense. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Liquidity Class	.25%
OnChain Class	.25%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
5. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Treasury Digital Fund	38,850,000	4.60%	4,964
6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Liquidity Class	.18%	74,859
OnChain Class	.20%	69,867
		144,726

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,400.
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended April 30, 2026	Year ended April 30, 2025B
Fidelity Treasury Digital Fund
Distributions to shareholders
Liquidity Class	$4,502,834	$684,720
OnChain ClassA	5,057,207	-
Total	$9,560,041	$684,720

A Distributions for OnChain Class are for the period August 4, 2025 (commencement of sale of shares) through April 30, 2026.
B For the period December 23, 2024 (commencement of operations) through April 30, 2025.
8. Share Transactions.
Transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2026	Year ended April 30, 2025B	Year ended April 30, 2026	Year ended April 30, 2025B
Fidelity Treasury Digital Fund
Liquidity Class
Shares sold	361,039,655	100,175,962	$361,040,616	$100,175,962
Reinvestment of distributions	4,502,834	684,720	4,502,834	684,720
Shares redeemed	(447,553,373)	-	(447,553,373)	-
Net increase (decrease)	(82,010,884)	100,860,682	$(82,009,923)	$100,860,682
OnChain ClassA
Shares sold	327,005,534	-	$327,005,534	$ -
Reinvestment of distributions	5,055,212	-	5,055,212	-
Shares redeemed	(179,234,675)	-	(179,234,675)	-
Net increase (decrease)	152,826,071	-	$152,826,071	$ -

A Share transactions for OnChain Class are for the period August 4,2025 (commencement of sale of shares) through April 30, 2026.
B For the period December 23, 2024 (commencement of operations) through April 30, 2025.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Treasury Digital Fund	1	95%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Treasury Digital Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Treasury Digital Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, and the statement of changes in net assets for the year ended April 30, 2026 and for the period December 23, 2024 (commencement of operations) through April 30, 2025, and the financial highlights for each of the periods indicated therein, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year ended April 30, 2026, and the changes in its net assets for the year ended April 30, 2026 and for the period December 23, 2024 (commencement of operations) through April 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 10, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,662,750 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $9,560,040 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9917092.101
TDL-ANN-0626

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026